[GRAPHIC: ROWERS]

                                                              Nations
                                                              Tax Exempt Fund

                                                              Nations
                                                              Treasury Fund

                                                              Nations
                                                              Government Money
                                                              Market Fund

                                                              Nations Prime Fund


MONEY
MARKET FUNDS

Semiannual report for the period
ended September 30, 1999


                                                                   Nations Funds

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds investment adviser: Banc of America Advisors, Inc.


NOT FDIC INSURED          MAY LOSE VALUE           NO BANK GUARANTEE

PRESIDENTS'
MESSAGE
                           DEAR SHAREHOLDER:

                           We're rapidly approaching the end of the year, and the end of the twentieth century. While we all look forward to the beginning of the next century, let's first take a look back at the last six months and then we'll discuss how Nations Funds is positioned as we head into the year 2000.

                           RIDING THE WAVES IN THE U.S.

                           The last six months offered a snapshot of what we often refer to as market volatility. And when we say market volatility, we mean the ups and downs of the U.S. stock market. Basically, what went up in the second quarter of the year fell right back down in the third quarter. During the spring, we witnessed another Dow Jones Industrial Average* milestone -- crossing the 11,000 mark -- and we saw a broadening in the stock market, as value stocks and small-company stocks came back into favor. This was a change from the past few years where rallies have been led by a narrow group of large-company stocks.

                           However, strong economic growth -- combined with continued low inflation and low unemployment -- caused the Federal Reserve Board to raise interest rates twice by a total of 0.50%. These rate hikes (on June 30 and August 24) caused the markets to resemble the rough surf of the Atlantic during one of our many hurricanes this past summer. (In fact, Hurricane Floyd actually shut down Wall Street in mid-September with torrential rains and high winds.) At any rate, the stock market, as represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500)**, finished the third quarter at 5.36% (year-to-date through September 30,
                           1999), 10% off its August high, with the average stock in the S&P 500 off 20% from its high.

                           A BRIGHTER PICTURE OVERSEAS

                           International stock markets performed well in the second quarter and actually outperformed the U.S. for the first time in a number of years. The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index gained 4.4% in the third quarter. A resurgent Japanese economy helped to push international equity markets higher.

                           This is yet another example of the importance of diversification. Investors investing exclusively in the U.S. could miss out on opportunities overseas. One way to ensure that your portfolio is properly diversified is to seek the professional advice of an investment professional. An investment professional can help explain the additional risks involved in international investing, as well as educate you on the potential rewards that have historically come from a diversified portfolio including international investments.

                            * The Dow Jones Industrial Average is a
                              price-weighted index of 30 of the largest, most widely held stocks traded on the New York Stock Exchange. It is unmanaged and unavailable for investment.

                           ** The Standard & Poor's 500 Composite Stock Price
                              Index is an unmanaged index of 500 widely held common stocks. It is unavailable for investment.

                           PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

PRESIDENTS'
MESSAGE continued...

                           STAY THE COURSE

                           While the ride has been bumpy over the last six months, we believe the best course of action for an investor is to stay focused on your long-term goals and remain invested. We understand that Y2K has been on investors' minds for quite some time now. As most Americans have come to realize, substantial efforts have been made by companies in the U.S. and abroad to try to ensure that the Y2K problem will be avoided. Regardless, Y2K will come and go and those investors that stick to their long-term goals, as history has shown, stand a better chance of attaining them.

                           WHAT'S NEW AT NATIONS FUNDS

                           We've made some great strides during the past six months and are poised to make Nations Funds a stronger presence in the mutual fund industry in the new year. We completed the largest merger in mutual fund history on May 21 when we combined Pacific Horizon Funds with Nations Funds. Combining these two entities provides you with more investment choices and a broader range of investment expertise. This is part of our ongoing commitment to providing you with the best products and services, and helping you pursue a lifetime of financial goals.

                           In fact, our selection of mutual funds continued to grow as we introduced Nations Strategic Equity Fund, a large-company stock fund managed for tax efficiency, on August 1. This fund is managed by Bank of America Investment Management -- a Nations Funds Manager of Distinction(SM).

                           We look forward to the opportunities ahead of us in the new year and to making your investment experience with Nations Funds a successful one. Should you have any questions or comments on your semiannual report, please contact your investment professional or call us at 1.800.321.7854. You can also visit us online at www.nations-funds.com.

                           Once again, thank you for being a part of the Nations Funds family.

                           Sincerely,

/s/ A. Max Walker
A. Max Walker
President and Chairman of the Board

/s/ Robert H. Gordon
Robert H. Gordon
President, Banc of America Advisors, Inc.

                           September 30, 1999

Table
of
contents

                                     NATIONS FUNDS SPECTRUM                                          2
                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                         - Nations Tax Exempt Fund                                   3
                                         - Nations Treasury Fund                                    18
                                         - Nations Government Money Market Fund                     20
                                         - Nations Prime Fund                                       21
                                     Statements of operations                                       25
                                     Statements of changes in net assets                            26
                                     Statement of cash flows                                        28
                                     Schedules of capital stock activity                            29
                                     Financial highlights                                           32
                                     Notes to financial statements                                  40

                                       ---------------------------------------------------------------------------------
                                           NATIONS FUNDS                [Dalbar Logo]
                                           RECOGNIZED FOR
                                           OUTSTANDING                  DALBAR, Inc., is a well-respected research firm
                                           CUSTOMER SERVICE             that measures customer service levels and
                                                                        establishes benchmarks in the financial services
                                           In recognition of our        industry.
                                           commitment to retail
                                           shareholders through
                                           consistently providing
                                           superior customer service,
                                           Nations Funds was awarded
                                           DALBAR Key Honors in 1997
                                           and 1998.
                                       ---------------------------------------------------------------------------------

THE NATIONS FUNDS FAMILY OF FUNDS

LOWER
RISK/
REWARD
POTENTIAL

MONEY
MARKET
FUNDS

Nations Prime Fund
Nations Government
Money Market Fund
Nations Treasury Fund
Nations Tax Exempt
Fund

FIXED
INCOME
FUNDS

INCOME FUNDS
Nations Diversified
Income Fund
Nations U.S. Government
Bond Fund
Nations Strategic
Fixed Income Fund
Nations Intermediate
Bond Fund
Nations Government
Securities Fund
Nations Short-
Intermediate
Government Fund
Nations Short-Term
Income Fund

TAX-EXEMPT
INCOME FUNDS

Nations Municipal
Income Fund
Nations State-Specific
Long-Term Municipal
Bond Funds (CA, FL, GA,
MD, NC, SC, TN, TX, VA)
Nations Intermediate
Municipal Bond Fund
Nations State-Specific
Intermediate Municipal
Bond Funds (FL, GA, MD,
NC, SC, TN, TX, VA)
Nations Short-Term
Municipal Income Fund

DOMESTIC
EQUITY
FUNDS

GROWTH FUNDS

Nations Small Company
Growth Fund
Nations Emerging
Growth Fund
Nations Marsico
Focused Equities Fund
Nations Disciplined
Equity Fund
Nations Capital
Growth Fund
Nations Strategic
Equity Fund
Nations Blue Chip Fund

GROWTH AND
INCOME FUNDS

Nations Marsico Growth
& Income Fund
Nations Equity
Income Fund
Nations Value Fund
Nations Asset
Allocation Fund
Nations Balanced
Assets Fund
Nations Capital
Income Fund

INTERNATIONAL
FUNDS

Nations Emerging
Markets Fund
Nations International
Growth Fund
Nations International
Equity Fund
Nations International
Value Fund

HIGHER
RISK/
REWARD
POTENTIAL

INDEX FUNDS

Nations Equity Index Fund
Nations Managed Index Fund
Nations Managed SmallCap Index Fund
Nations Managed SmallCap Value Index Fund
Nations Managed Value Index Fund

ASSET ALLOCATION PORTFOLIOS

Nations LifeGoal Balanced Growth Portfolio
Nations LifeGoal Growth Portfolio
Nations LifeGoal Income and Growth Portfolio

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 100.1%
            ALABAMA -- 1.9%
$  8,265    Alabama Housing Finance Authority,
              Multi-Family Housing Revenue
              Refunding, (Rime Village
              Apartments - Hoover Project) Series
              1996A, (FNMA Collateral Agreement),
              3.80% 06/15/26**#...................  $  8,265
  10,775    Alabama Housing Finance Authority,
              Multi-Family Housing Revenue
              Refunding, (Rime Village
              Apartments - Huntsville Project)
              Series 1996B, (FNMA Collateral
              Agreement),
              3.80% 06/15/26**#...................    10,775
   6,000    Alabama Housing Finance Authority,
              Multi-Family Housing Revenue
              Refunding, (Turtle Lake Apartments
              Project) Series 1996F, (AmSouth Bank
              of Alabama LOC),
              3.85% 09/01/23**....................     6,000
   1,430    Birmingham, Alabama, Industrial
              Development Board, IDR, (Avondale
              Commerce - Phase III Project) Series
              1991, (AmSouth Bank N.A. LOC),
              4.10% 06/01/00**....................     1,430
   2,400    Gadsen, Alabama, Industrial
              Development Board, IDR, (Keystone
              Foods Corporation Project) Series
              1989, AMT, (Bank of Scotland LOC),
              3.95% 05/01/04**#...................     2,400
     560    Homewood, Alabama, Industrial
              Development Board, Revenue
              Refunding, (Keebler Company Project)
              Series 1993, (Bank of Nova Scotia
              LOC),
              3.85% 11/01/04**....................       560
   9,550    Mobile, Alabama, ASMS Public
              Educational Building Authority,
              Revenue, (Alabama High School Math
              and Science Foundation Project)
              Series 1997, (AmSouth Bank of
              Alabama LOC),
              3.85% 07/01/22**....................     9,550
   1,400    Northern Alabama Pollution Control
              Environmental Improvement Authority,
              PCR, (Reynolds Metals Company
              Project) Series 1985, (Bank of Nova
              Scotia LOC),
              3.80% 12/01/00**....................     1,400
   2,000    Opelika, Alabama, Industrial
              Development Board, Industrial
              Revenue Refunding, (Flowers Baking
              Company Project) Series 1995,
              (SunTrust Bank LOC),
              3.80% 12/01/99**#...................     2,000
                                                    --------
                                                      42,380
                                                    --------
            ARIZONA -- 1.2%
  17,200    Apache County, Arizona, Industrial
              Development Authority, Revenue,
              (Tucson Electric Power Company
              Project) Series 1983B, (Bank of New
              York LOC),
              3.85% 12/15/18**....................    17,200

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            ARIZONA -- (CONTINUED)
$  5,100    Casa Grande, Arizona, Industrial
              Development Authority, Revenue
              Refunding, (Mayville Metal Products
              Project) Series 1998, (Toronto
              Dominion Bank LOC),
              3.55% 07/01/15**#...................  $  5,100
   3,900    Goodyear, Arizona, Industrial
              Development Authority, IDR, (Walle
              Corporation Project) Series 1995,
              AMT, (Bank One Kentucky, N.A. LOC),
              3.95% 05/01/15**#...................     3,900
                                                    --------
                                                      26,200
                                                    --------
            ARKANSAS -- 0.6%
   5,000    Crossett, Arkansas, PCR Refunding,
              (Georgia-Pacific Corporation
              Project) Series 1998, (SunTrust Bank
              LOC),
              3.75% 08/01/04**#...................     5,000
   6,300    Little Rock, Arkansas, Metrocentre
              District Number 1, Improvement
              Revenue, (Little Rock Newspapers,
              Inc. Project) Series 1985, (Bank of
              New York LOC),
              4.00% 12/01/25**#...................     6,300
   3,250    Lowell, Arkansas, IDR, (Little Rock
              Newspapers, Inc. Project) Series
              1996, AMT, (Bank of New York LOC),
              3.90% 06/01/31**#...................     3,250
                                                    --------
                                                      14,550
                                                    --------
            CALIFORNIA -- 1.9%
  19,000    California Higher Education Loan
              Authority Inc., Student Loan
              Revenue, Sr. Lien, Series 1992A-2,
              (SLMA Guarantee),
              3.18% 04/01/00......................    19,000
  19,725    California Higher Education Loan
              Authority, Inc., Student Loan
              Revenue Refunding, Sr. Lien, Series
              1992A-1, (SLMA Guarantee),
              3.50% 10/01/02......................    19,724
   3,400    Los Angeles, California, Regional
              Airports Improvement Corporation,
              Lease Revenue, (LAX Two
              Corporation - Los Angeles
              International Airport Project)
              Series 1985, (Societe Generale LOC),
              3.80% 12/01/25**....................     3,400
                                                    --------
                                                      42,124
                                                    --------
            COLORADO -- 1.5%
   5,440    Arapahoe County, Colorado, IDR,
              (Suntory Water Group, Inc. Project)
              Series 1998, AMT, (Wachovia Bank
              LOC),
              3.90% 05/01/23**#...................     5,440
   3,500    Denver City and County, Colorado,
              Airport Revenue, Series 1992F, AMT,
              (Credit Local de France LOC),
              3.85% 11/15/25**....................     3,500
   5,000    Denver City and County, Colorado,
              Airport Revenue, Series 1992G, AMT,
              (Credit Local de France LOC),
              3.85% 11/15/25**....................     5,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            COLORADO -- (CONTINUED)
$  5,305    El Paso County, Colorado, Multi-Family
              Housing Revenue Refunding,
              (Briarglen Apartments Project)
              Series 1995, (General Electric
              Capital Corporation Guarantee),
              3.70% 12/01/24**#...................  $  5,305
   5,315    Jefferson County, Colorado, School
              District No. R-001, GO Refunding,
              Series 1997, (MBIA Insured, State
              Aid Withholding),
              5.25% 12/15/99......................     5,329
   9,300    Moffat County, Colorado, PCR,
              (Tri-State Colorado - Utah Electric
              Cooperative Project) Series 1984,
              (AMBAC Insured, Societe Generale
              SBPA),
              3.85% 07/01/10**....................     9,300
                                                    --------
                                                      33,874
                                                    --------
            DELAWARE -- 2.1%
  14,500    Delaware State Economic Development
              Authority, Hospital Billing Revenue,
              Series 1985, (MBIA Insured, Morgan
              Stanley SBPA),
              3.85% 12/01/15**....................    14,500
   6,100    Delaware State Economic Development
              Authority, Hospital Billing Revenue,
              Series 1985C, (MBIA Insured, Morgan
              Stanley SBPA),
              3.85% 12/01/15**....................     6,100
  10,000    Delaware State Economic Development
              Authority, IDR, (Star Enterprise -
               Delaware Clean Power Project)
              Series 1997B, AMT, (Canadian
              Imperial Bank of Commerce LOC),
              3.85% 08/01/29**....................    10,000
  17,300    Delaware State Economic Development
              Authority, IDR, (Star Enterprise -
               Delaware Clean Power Project)
              Series 1997C, AMT, (Canadian
              Imperial Bank of Commerce LOC),
              3.84% 08/01/29**....................    17,300
                                                    --------
                                                      47,900
                                                    --------
            FLORIDA -- 2.5%
  11,790    Broward County, Florida, Housing
              Finance Authority, Multi-Family
              Housing Revenue, (Harbour Town
              Project) Series 1999 PT-1166,
              (Merrill Lynch Capital Guarantee),
              3.99% 12/01/25**#(++).............      11,790
   6,300    Dade County, Florida, Special Revenue,
              (Youth Fair and Exposition Project)
              Series 1995, (SunTrust Bank of
              Central Florida LOC),
              3.80% 08/01/15**....................     6,300
   5,000    Florida Housing Finance Agency, Multi-
              Family Housing Revenue, (Lakeside
              South Associates Apartments Project)
              Series 1988B, (Bankers Trust Company
              LOC),
              3.88% 08/01/06**#...................     5,000

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            FLORIDA -- (CONTINUED)
$  7,500    Indian River County, Florida, Hospital
              District Revenue, (Indian River
              Memorial Hospital Project) Series
              1985, (KBC Bank N.V. LOC),
              3.85% 10/01/15**....................  $  7,500
   3,645    Manatee County, Florida, Housing
              Finance Authority, Multi-Family
              Mortgage Revenue, (Hampton Court
              Project) Series 1989A, (Credit
              Suisse First Boston LOC),
              3.80% 06/01/07**#...................     3,645
  12,500    Miami, Florida, Health Facilities
              Authority, Health Facilities
              Revenue, (Miami Jewish Home and
              Hospital Project) Series 1996,
              (SunTrust Bank Miami LOC),
              3.80% 12/01/16**#...................    12,500
   1,500    Palm Beach County, Florida, Revenue,
              (Norton Gallery School of Art
              Project) Series 1995, (Northern
              Trust Company LOC),
              3.75% 05/01/25**....................     1,500
   6,000    Polk County, Florida, Industrial
              Development Authority, Revenue,
              (Farmland Hydro, LP Project) Series
              1998, AMT, (Rabobank Nederland LOC),
              3.85% 02/01/29**....................     6,000
   2,950    St. Lucie County, Florida, IDR
              Refunding, (Florida Convalescent
              Centers Project) Series 1988,
              (Toronto Dominion Bank LOC),
              3.30% 01/01/11**....................     2,950
                                                    --------
                                                      57,185
                                                    --------
            GEORGIA -- 10.0%
  10,000    Albany-Dougherty, Georgia, Payroll
              Development Authority, PCR
              Refunding, (Philip Morris Companies,
              Inc. Project) Series 1992,
              3.85% 10/01/05**#...................    10,000
   5,300    Bibb County, Georgia, Development
              Authority Revenue, (First
              Presbyterian Day School Project)
              Series 1999, (SunTrust Bank of
              Georgia LOC),
              3.80% 05/01/19......................     5,300
  10,400    Clayton County, Georgia, Hospital
              Authority, Revenue Anticipation
              Certificates, (Southern Regional
              Medical Center Project) Series
              1998B, (SunTrust Bank LOC),
              3.80% 08/01/19**#...................    10,400

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  6,385    Clayton County, Georgia, Housing
              Authority, Multi-Family Housing
              Revenue Refunding, (Chateau Forest
              Apartments Project) Series 1990E,
              (FSA Insured, Societe Generale
              SBPA),
              3.80% 01/01/21**....................  $  6,385
   3,380    Clayton County, Georgia, Housing
              Authority, Multi-Family Housing
              Revenue Refunding, (Village Rouge
              Apartments Project) Series 1990C,
              (FSA Insured, Societe Generale
              SBPA),
              3.80% 01/01/21**....................     3,380
   1,965    Cobb County, Georgia, IDR,
              (Datagraphic Inc. Project) Series
              1990, AMT, (SouthTrust Bank of
              Alabama LOC),
              4.00% 05/01/05**....................     1,965
   3,500    Cobb County, Georgia, Residential Care
              Facilities for the Elderly
              Authority, (North Georgia
              Presbyterian Homes, Inc. Project)
              Series 1993, (SunTrust Bank LOC),
              3.80% 08/01/18**#...................     3,500
  17,330    Cobb-Marietta, Georgia, Coliseum and
              Exhibit Hall Authority, Revenue, Jr.
              Lien, Series 1996A, (MBIA Insured,
              Canadian Imperial Bank of Commerce
              SBPA),
              3.80% 10/01/26**#...................    17,330
   3,260    College Park, Georgia, Business and
              Industrial Development Authority,
              Revenue Refunding, (College Park
              Association Project) Series 1997,
              (Bank of New York LOC),
              3.80% 06/01/14**#...................     3,260
  10,915    Columbia County, Georgia, Residential
              Care Facilities for the Elderly
              Authority, Revenue, (Augusta
              Residential Center on Aging Project)
              Series 1994, (SunTrust Bank LOC),
              3.80% 01/01/21**#...................    10,915
   2,250    Columbus, Georgia, Housing Authority,
              Multi-Family Housing Revenue
              Refunding, (Quail Ridge Project)
              Series 1988, (Columbus Bank & Trust
              LOC),
              4.10% 02/01/05**#...................     2,250
   3,085    Columbus, Georgia, Industrial and Port
              Development Commission, Revenue
              Refunding, (Parisian, Inc. Project)
              Series 1995, (Columbus Bank & Trust
              LOC),
              4.15% 04/01/07**#...................     3,085
   4,280    DeKalb County, Georgia, Development
              Authority, Industrial Educational
              Revenue, (Catholic School
              Properties, Inc. Project) Series
              1999, (Wachovia Bank, N.A. LOC),
              3.80% 04/01/24**....................     4,280

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  7,115    DeKalb County, Georgia, Development
              Authority, Revenue, (American Cancer
              Society, Inc. Project) Series 1988,
              (SunTrust Bank LOC),
              3.80% 05/01/13**#...................  $  7,115
   3,160    DeKalb County, Georgia, Hospital
              Authority, Revenue Anticipation
              Certificates, (DeKalb Medical
              Center, Inc. Project) Series 1994,
              (SunTrust Bank LOC),
              3.80% 09/01/09**#...................     3,160
   4,400    DeKalb County, Georgia, Housing
              Authority, Multi-Family Housing
              Revenue Refunding, (Camden Brook
              Project) Series 1995, (FNMA
              Collateral Agreement),
              3.80% 06/15/25**....................     4,400
  14,935    DeKalb County, Georgia, Housing
              Authority, Multi-Family Housing
              Revenue Refunding, (Wood Terrace
              Apartments Project) Series 1995,
              (FNMA Collateral Agreement),
              3.80% 12/15/15**....................    14,935
   5,430    DeKalb County, Georgia, Housing
              Authority, Multi-Family Housing
              Revenue, (Haystack Apartments
              Project) Series 1995, AMT, (General
              Electric Capital Corporation
              Guarantee),
              3.95% 12/01/20**#...................     5,430
   6,875    DeKalb County, Georgia, Housing
              Authority, Multi-Family Housing
              Revenue, (Stone Mill Run Apartments
              Project) Series 1995A, AMT, (First
              Tennessee Bank, N.A. LOC),
              3.85% 08/01/27**....................     6,875
   5,400    DeKalb County, Georgia, Industrial
              Development Authority, IDR,
              (A.G.Rhodes Home Inc. Project)
              Series 1996, (SunTrust Bank LOC),
              3.80% 03/01/21**#...................     5,400
   5,250    DeKalb County, Georgia, Industrial
              Development Authority, IDR,
              (Radiation Sterilizers Inc. Project)
              Series 1985, (Comerica Bank LOC),
              3.55% 03/01/05**#...................     5,250
   5,000    Floyd County, Georgia, Development
              Authority, University and College
              Improvement Revenue, (Berry College,
              Inc. Project) Series 1999, (Sun
              Trust Bank LOC),
              3.80% 03/01/24**....................     5,000
   4,500    Fulton County, Georgia, Development
              Authority, Revenue, (Alfred/Adele
              Davis Academy Project) Series 1998,
              (SunTrust Bank LOC),
              3.80% 10/01/18**#...................     4,500
  12,500    Fulton County, Georgia, Development
              Authority, Revenue, (Robert W.
              Woodruff Arts Center Project) Series
              1993, (Wachovia Bank of Georgia
              LOC),
              3.80% 08/01/18**#...................    12,500

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  3,000    Fulton County, Georgia, Development
              Authority, Revenue, (Spelman College
              Project) Series 1996, (SunTrust Bank
              LOC),
              3.80% 06/01/16**#...................  $  3,000
   2,400    Greene County, Georgia, Industrial
              Development Authority, IDR,
              (Chipman-Union, Inc. Project) Series
              1995A, AMT, (SunTrust Bank LOC),
              3.90% 03/01/05**#...................     2,400
   7,500    Gwinnett County, Georgia, Industrial
              Development Authority, IDR, (United
              Stationers Company Project) Series
              1990, (PNC Bank of Ohio, N.A. LOC),
              3.85% 12/31/02**#...................     7,500
   5,800    Gwinnett County, Georgia, Industrial
              Development Authority, IDR, (Volvo
              of America Corporation Project)
              Series 1986, AMT, (UBS AG LOC),
              4.10% 08/01/06**....................     5,800
   3,000    Henry County, Georgia, Development
              Authority, Revenue Refunding,
              (Georgia-Pacific Corporation
              Project) Series 1993, (SunTrust Bank
              LOC),
              3.80% 05/01/04**#...................     3,000
   1,000    Newton County, Georgia, Industrial
              Development Authority, IDR, (H.B.
              Fuller Company Project) Series 1984,
              (Commerzbank A.G. LOC),
              3.90% 12/01/04**....................     1,000
   7,750    Rockdale County, Georgia, Water and
              Sewer Authority, Capital Outlay
              Revenue, Series 1999,
              3.75% 12/15/99##(++)..............       7,755
   8,600    Smyrna, Georgia, Housing Authority,
              Multi-Family Housing Revenue,
              (Gardens of Post Village Apartment
              Project) Series 1996, (FNMA
              Collateral Agreement),
              3.80% 06/01/25**#...................     8,600
  16,300    Smyrna, Georgia, Housing Authority,
              Multi-Family Housing Revenue, (Post
              Apartment Homes - Post Valley, LP
              Project) Series 1995, (FNMA
              Collateral Agreement),
              3.80% 06/01/25**#...................    16,300
   4,000    Tallapoosa, Georgia, Development
              Authority, IDR Refunding, (U.S. Can
              Company Project) Series 1994,
              (Harris Trust & Savings Bank LOC),
              3.80% 02/01/15**#...................     4,000
   5,000    Thomaston-Upson County, Georgia, IDR,
              Refunding, (Quad
              Graphic - Thomaston, Inc. Project)
              Series 1990, (First Union National
              Bank LOC),
              3.80% 04/01/00**#...................     5,000

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            GEORGIA -- (CONTINUED)
$  5,450    Worth County, Georgia, Industrial
              Development Authority, Revenue
              Refunding, (Seabrook Enterprises
              Inc. Project) Series 1996A,
              (SunTrust Bank LOC),
              3.80% 08/01/23**#...................  $  5,450
                                                    --------
                                                     226,420
                                                    --------
            HAWAII -- 0.4%
   8,400    Hawaii State Housing Finance and
              Development Corporation, Rental
              Housing System Revenue Bonds, Series
              1989A, (Banque Nationale de Paris
              LOC),
              3.85% 07/01/24**....................     8,400
                                                    --------
            IDAHO -- 1.2%
   4,235    Idaho Health Facilities Authority,
              Revenue, (St Lukes Regional Medical
              Center Project) Series 1995,
              (Bayerische Landesbank LOC),
              3.95% 05/01/22**....................     4,235
  22,275    Idaho Housing and Finance Association,
              Series 1998 PT-173, AMT,
              (Commerzbank AG SBPA),
              3.90% 07/01/29**#...................    22,275
                                                    --------
                                                      26,510
                                                    --------
            ILLINOIS -- 15.8%
   2,600    Chicago, Illinois, Airport Special
              Facilities Revenue, (Centerpoint
              O'Hare Project) Series 1997, (First
              National Bank of Chicago LOC),
              3.90% 09/01/32**#...................     2,600
   5,855    Chicago, Illinois, IDR, (Eli's
              Chicago's Finest Inc. Project)
              Series 1996, AMT, (American Bank &
              Trust LOC),
              3.85% 11/01/26**#...................     5,855
   6,170    Chicago, Illinois, O'Hare
              International Airport Revenue,
              (General Airport Project) Second
              Lien, Series 1984B, (Societe
              Generale LOC),
              3.77% 01/01/15**....................     6,170
  13,100    Chicago, Illinois, O'Hare
              International Airport Revenue,
              (General Airport Project) Second
              Lien, Series 1994C, (Societe
              Generale LOC),
              3.70% 01/01/18**....................    13,100
   2,315    Illinois Development Finance
              Authority, IDR Refunding, (St.
              Xavier University Project) Series
              1992, (American National Bank &
              Trust Company LOC),
              3.80% 10/01/12**....................     2,315
   3,630    Illinois Development Finance
              Authority, IDR, (Randolph Pickle
              Corporation Project) Series 1992,
              AMT, (American National Bank & Trust
              Company LOC),
              4.00% 06/01/12**....................     3,630

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$  2,000    Illinois Development Finance
              Authority, Revenue, (Chicago
              Symphony Orchestra - Orchestral
              Association Project) Series 1994,
              (Northern Trust Company LOC),
              3.70% 12/01/28**....................  $  2,000
  12,300    Illinois Development Finance
              Authority, Revenue, (Lyric Opera of
              Chicago Project) Series 1994,
              (Northern Trust Company LOC, Bank
              One of Michigan LOC, Harris Trust &
              Savings Bank LOC, Caisse Nationale
              de Credit Agricole LOC),
              3.80% 12/01/28**....................    12,300
   8,900    Illinois Educational Facilities
              Authority, Revenue, (Arts Club of
              Chicago Project) Series 1996,
              (Northern Trust Company LOC),
              3.80% 01/01/26**....................     8,900
  29,000    Illinois Educational Facilities
              Authority, Revenue, (Field Museum of
              Natural History Project) Series
              1998, (Northern Trust Company LOC),
              3.80% 11/01/32**....................    29,000
   6,000    Illinois Educational Facilities
              Authority, Revenue, (Museum of
              Science and Industry Project) Series
              1992, (First National Bank of
              Chicago LOC),
              3.80% 10/01/26**....................     6,000
  12,369    Illinois Educational Facilities
              Authority, Revenue, (Northwestern
              University Project) Series 1988,
              (Northern Trust Company SBPA),
              3.85% 03/01/28**....................    12,369
  11,090    Illinois Educational Facilities
              Authority, Revenue, (University
              Pooled Financing Program) Series
              1985, (FGIC Insured, First National
              Bank of Chicago SBPA),
              3.80% 12/01/05**#...................    11,090
  11,000    Illinois Health Facilities Authority,
              Revenue, (Evanston Hospital
              Corporation Project) Series 1996,
              3.45% 05/15/00**#...................    11,000
   4,200    Illinois Health Facilities Authority,
              Revenue, (Gottlieb Health Resources,
              Inc. Project) Series 1994, (Harris
              Trust & Savings Bank LOC),
              3.80% 11/15/24**....................     4,200
   9,800    Illinois Health Facilities Authority,
              Revenue, (Sacramento Development
              Association - Park Plaza Center
              Project) Series 1996, (La Salle
              National Bank LOC),
              3.80% 09/15/20**....................     9,800
   7,100    Illinois Health Facilities Authority,
              Revenue, (The Streeterville
              Corporation Project) Series 1994,
              (First National Bank of Chicago
              LOC),
              3.80% 08/15/24**....................     7,100

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$  1,800    Illinois State Development Finance
              Authority, Economic Development
              Revenue, (Addison 450 LP Project)
              Series 1989, AMT, (American National
              Bank & Trust Company LOC),
              3.90% 12/01/09**....................  $  1,800
   9,000    Illinois State Development Finance
              Authority, Economic Development
              Revenue, (Roosevelt University
              Project) Series 1995, (American
              National Bank & Trust Company LOC),
              3.80% 04/01/25**....................     9,000
   4,320    Illinois State Development Finance
              Authority, Revenue, (Chicago Academy
              of Sciences Project) Series 1997,
              (American National Bank & Trust
              Company LOC),
              3.80% 01/01/31**....................     4,320
     700    Illinois State Educational Facilities
              Authority, Revenue, (Chicago
              Historical Society Project) Series
              1985, (American National Bank &
              Trust Company LOC),
              3.80% 12/01/25**#...................       700
   1,200    Illinois State Health Facilities
              Authority, Revenue, (Central Health
              and Northwest Community Hospital
              Project) Series 1985B, (Harris Trust
              & Savings Bank LOC),
              3.80% 10/01/15**#...................     1,200
   5,300    Illinois State Health Facilities
              Authority, Revenue, (Childrens
              Memorial Hospital Project) Series
              1985B, (First National Bank of
              Chicago LOC),
              3.80% 11/01/15**....................     5,300
  11,000    Illinois State Health Facilities
              Authority, Revenue, (Evanston
              Hospital Corporation Project) Series
              1985B,
              3.65% 08/15/00**#...................    11,000
  45,100    Illinois State Housing Development
              Authority, Housing Revenue,
              (Illinois Center Apartments Project)
              Series 1985, (Met Life Guarantee,
              KBC SBPA),
              3.90% 01/01/08**#...................    45,100
  10,000    Illinois State, GO, Series 1999,
              4.00% 06/01/00......................    10,039
   7,000    Jackson-Union County, Illinois,
              Regional District, Port Facilities
              Revenue Refunding, (Enron
              Transportation Services Project)
              Series 1994, (First Union National
              Bank LOC),
              3.85% 04/01/24**#...................     7,000
  13,700    Kane County, Illinois, Educational
              Facilities Revenue, (Glenwood School
              for Boys Project) Series 1993,
              (Harris Trust & Savings Bank LOC),
              3.80% 02/01/28**....................    13,700
  15,000    Lisle, Illinois, Multi-Family Housing
              Revenue, (Ashley of Lisle Project)
              Series 1987, (FHLMC Guarantee),
              3.75% 12/15/25**....................    15,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
$  7,885    Lombard, Illinois, Multi-Family
              Housing Revenue, (Clover Creek
              Apartments Project) Series 1985,
              (Continental Casualty Surety Bond),
              Mandatory Tender 12/15/99,
              3.55% 12/15/06**....................  $  7,885
  44,535    Metropolitan Pier and Exposition
              Authority, Illinois, Dedicated
              Special Tax Revenue, (McCormick
              Place Project) Series 1998 PT-1030,
              (AMBAC Insured, Merrill Lynch SBPA),
              3.85% 06/15/27**#...................    44,535
   3,700    Palos Hills, Illinois, Multi-Family
              Housing Revenue, (Green Oaks
              Project) Series 1998, AMT, (La Salle
              National Bank LOC),
              3.84% 08/01/29**#...................     3,700
   7,000    Quincy, Illinois, Revenue, (Quincy
              University Project) Series 1997,
              (Allied Irish Bank, PLC LOC),
              3.85% 06/01/22**#...................     7,000
   7,195    Richton Park, Illinois, IDR, (Sinter
              Metals Inc. Project) Series 1996,
              AMT, (Mellon Bank, N.A. LOC),
              3.95% 04/01/16**#...................     7,195
   9,500    Sauget, Illinois, GO, Series 1997,
              (Credit Communal de Belgique LOC),
              3.80% 02/01/16**....................     9,500
   1,400    Southwestern Illinois Development
              Authority, IDR, (Robinson Steel
              Company, Inc. Project) Series 1991,
              AMT, (American National Bank & Trust
              Company LOC),
              3.90% 12/01/06**....................     1,400
   5,000    Woodford County, Illinois, Industrial
              Development Authority, IDR, (Parsons
              Company, Inc. Project) Series 1998,
              AMT, (Bank One Illinois, N.A. LOC),
              3.95% 03/01/13**#...................     5,000
                                                    --------
                                                     357,803
                                                    --------
            INDIANA -- 2.9%
     505    Evansville, Indiana, IDR Refunding,
              (Keebler Company Project) Series
              1993, (Bank of Nova Scotia LOC),
              3.85% 06/01/04**....................       505
   5,000    Fort Wayne, Indiana, Economic
              Development Revenue Refunding,
              (Georgetown Place Venture Project)
              Series 1987, (Federal Home Loan Bank
              LOC),
              3.80% 12/01/15**#...................     5,000
   3,495    Hendricks County, Indiana,
              Redevelopment Commission, Tax
              Increment Revenue, (Heartlands
              Crossing Project) Series 1997A,
              (Bank One Indiana, N.A. LOC),
              3.85% 01/01/22**#...................     3,495

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            INDIANA -- (CONTINUED)
$ 14,900    Indiana State Development Finance
              Authority, Economic Development
              Educational Facilities Revenue,
              (Indiana Historical Society Project)
              Series 1997, (Bank One Michigan
              LOC),
              3.80% 08/01/31**#...................  $ 14,900
   1,300    Indiana State Development Finance
              Authority, Economic Development
              Revenue, (Fischer Enterprises, Ltd.
              Project) Series 1991, (PNC Bank,
              N.A. LOC),
              3.95% 11/01/01**#...................     1,300
   2,000    Indiana State Development Finance
              Authority, Economic Development
              Revenue, (Walker-Williams Lumber
              Project) Series 1994, AMT, (Columbus
              Bank & Trust LOC),
              4.15% 01/01/09**#...................     2,000
   9,700    Indiana State Development Finance
              Authority, IDR, (Indiana University
              Foundation Project) Series 1998,
              (National City Bank LOC),
              3.85% 08/01/18**#...................     9,700
     925    Indiana State Health Facilities
              Financing Authority, Capital Access
              Designated Pool Revenue, Series
              1997, (Comerica Bank LOC),
              3.75% 01/01/12**....................       925
   8,500    Indiana State Hospital Equipment
              Financing Authority, Revenue, Series
              1985A, (MBIA Insured, Bank One of
              Michigan SBPA),
              3.75% 12/01/15**#...................     8,500
   4,900    Indianapolis, Indiana, Economic
              Development Revenue, (Edgcomb Metals
              Company Project) Series 1983, (Wells
              Fargo Bank LOC),
              3.80% 12/01/08**....................     4,900
   3,000    Indianapolis, Indiana, Multi-Family
              Housing Revenue, (El-Beulah
              Retirement Village Project) Series
              1996, (Bank One Michigan LOC),
              3.90% 03/01/21**#...................     3,000
   5,310    St. Joseph County, Indiana, Economic
              Development Revenue, (Brothers of
              the Holy Cross Project) Series 1997,
              (Key Bank N.A. LOC),
              3.85% 09/01/17**#...................     5,310
   6,600    Terre Haute, Indiana, Economic
              Development Revenue, (First
              Financial Corporation Project)
              Series 1985, (First National Bank of
              Chicago LOC),
              3.80% 12/01/15**....................     6,600
                                                    --------
                                                      66,135
                                                    --------
            IOWA -- 0.1%
   2,000    Iowa State Finance Authority, IDR,
              (Sauer-Sundstrand Company Project)
              Series 1996, AMT, (Hypo Vereinsbank
              LOC),
              3.85% 05/01/26**#...................     2,000
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            KANSAS -- 2.0%
$  4,000    Junction City, Kansas, IDR, (Genmar
              Manufacturing Project) Series 1999,
              AMT, (Bank of New York LOC),
              4.00% 04/01/19**#...................  $  4,000
   1,900    Kansas Industrial Development Finance
              Authority, Revenue, (PQ Corporation
              Project) Series 1988, (Bank of New
              York LOC),
              4.00% 08/01/15**....................     1,900
   9,600    Kansas State Development Finance
              Authority, Exempt Facilities
              Revenue, (Seaboard Project) Series
              1995A, AMT, (Bank of New York LOC),
              3.90% 12/01/25**#...................     9,600
  28,950    Olathe, Kansas, Educational Facilities
              Revenue, (Kansas Independent College
              Association Project) Series 1989A,
              (Key Bank, N.A. LOC),
              3.75% 07/01/24**....................    28,950
                                                    --------
                                                      44,450
                                                    --------
            KENTUCKY -- 2.2%
  11,015    Georgetown, Kentucky, Educational
              Institution Improvement Revenue,
              (Georgetown College Project) Series
              1997B, (Bank One Kentucky N.A. LOC),
              3.85% 12/01/17**#...................    11,015
   1,000    Hopkinsville, Kentucky, Industrial
              Building Revenue, (Brazeway, Inc
              Project) Series 1994, AMT, (Bank One
              Michigan LOC),
              4.00% 06/01/04**#...................     1,000
   3,500    Lebanon, Kentucky, IDR, (Wallace
              Computer Services, Inc. Project)
              Series 1994, AMT, (Wachovia Bank of
              Georgia LOC),
              3.90% 06/01/19**#...................     3,500
   5,500    Lexington-Fayette County, Kentucky,
              Urban County Airport Corporation,
              Revenue, (First Mortgage Project)
              Series 1994A, AMT, (Credit Local de
              France LOC),
              4.10% 04/01/24**....................     5,500
   2,800    Lexington-Fayette County, Kentucky,
              Urban County Airport Corporation,
              Revenue, (First Mortgage Project)
              Series 1994B, AMT, (Credit Local de
              France LOC),
              4.10% 04/01/24**....................     2,800
   6,250    Louisville and Jefferson County,
              Kentucky, Regional Airport
              Authority, Airport Systems Revenue,
              BAN, Series 1997AA-1, AMT, (National
              City Bank Kentucky LOC),
              3.90% 06/30/02**....................     6,250
   5,600    Mason County, Kentucky, PCR, (East
              Kentucky Power National Rural
              Cooperative Project) Series 1984B-1,
              (CFC Insured),
              3.85% 10/15/14**....................     5,600

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            KENTUCKY -- (CONTINUED)
$  8,750    Mason County, Kentucky, PCR, (East
              Kentucky Power National Rural
              Cooperative Project) Series 1984B-2,
              (CFC Insured),
              3.85% 10/15/14**....................  $  8,750
   6,000    Middletown, Kentucky, Revenue,
              (Christian Academy Louisville
              Project) Series 1997, (Bank One of
              Kentucky, N.A. LOC),
              3.85% 07/01/22**#...................     6,000
                                                    --------
                                                      50,415
                                                    --------
            LOUISIANA -- 5.3%
   6,550    Caddo Parish, Louisiana, Industrial
              Development Board, Revenue,
              (Frymaster Corporation Project)
              Series 1987, (Chase Manhattan Bank
              LOC),
              3.80% 01/01/03**#...................     6,550
   1,100    East Baton Rouge Parish, Louisiana,
              Solid Waste Disposal Revenue, (Exxon
              Project) Series 1998, (Exxon
              Guarantee),
              3.85% 12/01/28**....................     1,100
  23,300    Jefferson Parish, Louisiana, Hospital
              Service District Number 001, Revenue
              Refunding, (West Jefferson Medical
              Center Project) Series 1996,
              (Rabobank Nederland LOC),
              3.80% 01/01/26**....................    23,300
  22,325    Louisiana Public Facilities Authority,
              PCR, (Ciba-Geigy Corporation
              Project) Series 1985, (UBS AG LOC),
              3.75% 12/01/04**....................    22,325
  12,000    Louisiana Public Facilities Authority,
              Revenue, (Inter-Community Health
              Care Project) Series 1999, (Hibernia
              National Bank LOC),
              3.80% 04/01/21**#...................    12,000
  16,400    Louisiana State Offshore Terminal
              Authority, Revenue Refunding, (Loop,
              Inc. Project) Series 1992A, (UBS AG
              LOC),
              3.75% 09/01/08**....................    16,400
  25,000    Louisiana State Public Facilities
              Authority, Hospital Revenue,
              (Willis-Knighton Medical Center
              Project) Series 1997, (AMBAC
              Insured, Credit Local de France
              SBPA),
              4.00% 09/01/27**....................    25,000
   9,000    South Louisiana, Port Commission,
              Facilities Port Revenue, (Holnam,
              Inc. Project) Series 1997, AMT,
              (Wachovia Bank LOC),
              3.85% 01/01/27**#...................     9,000
   5,200    Upper Pontalba, Louisiana, Building
              Restoration Corporation, Revenue
              Refunding, (Upper Pontalba Building
              Project) Series 1996, (Bank One
              Louisiana LOC),
              3.85% 12/01/16**#...................     5,200
                                                    --------
                                                     120,875
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            MARYLAND -- 0.6%
$  3,300    Baltimore, Maryland, Port Facilities
              Revenue, (Occidental Petroleum
              Corporation Project) Series 1981,
              (Wachovia Bank LOC),
              3.35% 10/14/11**....................  $  3,300
   6,900    Maryland State Industrial Development
              Finance Authority, Economic
              Development Revenue, (General
              Binding Corporation Project) Series
              1996, AMT, (Harris Trust & Savings
              Bank LOC),
              3.90% 03/01/26**#...................     6,900
   2,300    Maryland State Industrial Development
              Finance Authority, Revenue, (Rock-
              Tennessee Converting Company
              Project) Series 1994, AMT, (SunTrust
              Bank LOC),
              3.90% 05/01/06**#...................     2,300
                                                    --------
                                                      12,500
                                                    --------
            MICHIGAN -- 2.0%
   7,500    Grand Rapids, Michigan, Economic
              Development Corporation, IDR
              Refunding, (Baker, Knapp and Tubbs,
              Inc. Project) Series 1992, (Wachovia
              Bank & Trust LOC),
              3.80% 06/01/12**#...................     7,500
  14,800    Green Lake Township, Michigan,
              Economic Development Corporation,
              Revenue, (Interlochen Center for the
              Arts Project) Series 1997, (La Salle
              National Bank LOC),
              3.80% 06/01/27**#...................    14,800
   3,055    Jackson County, Michigan, Economic
              Development Corporation, IDR
              Refunding, (Jackson Associates, LLC
              Project) Series 1994, (Bank One of
              Dayton, N.A. LOC),
              3.85% 10/01/14**#...................     3,055
   7,560    Michigan State Hospital Finance
              Authority, Revenue, (St. Mary's of
              Livonia Hospital Project) Series
              1996A, (Comerica Bank LOC),
              3.75% 07/01/17**....................     7,560
  10,335    Michigan State Strategic Fund, PCR,
              (General Motors Corporation Project)
              Series 1985, (General Motors
              Guarantee),
              3.70% 12/01/08**....................    10,335
   2,100    University of Michigan, Board of
              Regents, Revenue, (University of
              Michigan Hospitals Project) Series
              1995A,
              3.80% 12/01/27**....................     2,100
                                                    --------
                                                      45,350
                                                    --------
            MINNESOTA -- 0.3%
   5,720    Minneapolis, Minnesota, Community
              Development Agency, Revenue, (Arena
              Acquisition Project) Series 1995A,
              (US Bank N.A. LOC),
              3.80% 10/01/24**....................     5,720
                                                    --------

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            MISSISSIPPI -- 1.9%
$  1,800    Mississippi Business Finance
              Corporation, (Trilogy Communications
              Project) Series 1995, AMT, (First
              Union National Bank LOC),
              4.00% 06/01/05**#...................  $  1,800
   2,000    Mississippi Business Finance
              Corporation, IDR, (Choctaw Maid
              Farms, Inc. Project) Series 1995,
              AMT, (Rabobank Nederland LOC),
              3.90% 03/01/10**#...................     2,000
  39,155    Mississippi State, GO, Putters 103,
              Series 1998B, (FGIC Insured, Bank of
              New York SBPA),
              3.90% 11/01/11**#...................    39,155
                                                    --------
                                                      42,955
                                                    --------
            MISSOURI -- 8.0%
   5,000    Berkeley, Missouri, Industrial
              Development Authority, IDR, (Flight
              Safety International, Inc. Project)
              Series 1984, (Wachovia Bank LOC),
              3.80% 09/01/04**#...................     5,000
   5,000    Berkeley, Missouri, Industrial
              Development Authority, Revenue
              Refunding, (Wetterau, Inc. Project)
              Series 1987, (PNC Bank, N.A. LOC),
              3.75% 07/01/08**#...................     5,000
   4,100    Columbia, Missouri, Special Obligation
              Revenue, Series 1988A, (Toronto
              Dominion Bank LOC),
              3.70% 06/01/08**....................     4,100
  10,800    Columbia, Missouri, Water and Electric
              Systems Revenue, Series 1985B,
              (Toronto Dominion Bank LOC),
              3.70% 12/01/15**....................    10,800
  18,400    Kansas City, Missouri, Industrial
              Development Authority, Multi-Family
              Housing Revenue, (Timberlane Village
              Associates Project) Series 1986,
              (UBS AG LOC),
              3.87% 06/01/27**....................    18,400
  20,845    Missouri State Environmental
              Improvement and Energy Resources
              Authority, PCR, (Union Electric
              Company Project) Series 1985B,
              (Westdeutsche Landesbank LOC),
              3.25% 10/12/99**....................    20,845
  12,000    Missouri State Environmental
              Improvement and Energy Resources
              Authority, PCR, (Union Electric
              Company Project) Series 1985B,
              (Westdeutsche Landesbank LOC),
              3.25% 11/16/99**....................    12,000
  18,655    Missouri State Environmental
              Improvement and Energy Resources
              Authority, PCR, (Union Electric
              Company Project) Series 1985B,
              (Westdeutsche Landesbank LOC),
              3.20% 11/18/99**....................    18,655

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            MISSOURI -- (CONTINUED)
$ 23,290    Missouri State Health and Educational
              Facilities Authority, Health
              Facilities Revenue, (BJC Health
              Systems/Barnes Hospital Project)
              Series 1985, (Morgan Guaranty Trust
              LOC),
              3.75% 12/01/15**....................  $ 23,290
  15,400    Missouri State Health and Educational
              Facilities Authority, Health
              Facilities Revenue, (Sisters of
              Mercy Health Care System Project)
              Series 1989B, (ABN-AMRO Bank SBPA,
              Rabobank Nederland SBPA),
              3.75% 06/01/19**....................    15,400
   6,100    Missouri State Health and Educational
              Facilities Authority, Health
              Facilities Revenue, (Sisters of
              Mercy Health Care System Project)
              Series 1989D, (ABN-AMRO Bank SBPA,
              Rabobank Nederland SBPA),
              3.75% 06/01/19**....................     6,100
   7,400    Missouri State Health and Educational
              Facilities Authority, Revenue,
              (Rockhurst College Project) Series
              1995, (Allied Irish Bank PLC Group
              LOC),
              3.65% 11/01/25**....................     7,400
   2,700    Missouri State Health and Educational
              Facilities Authority, University and
              College Improvements Educational
              Facilities Revenue, (St. Louis
              University Project) Series 1985,
              (FGIC Insured, Morgan Guaranty Trust
              SBPA),
              4.00% 12/01/05**....................     2,700
   9,300    Platte County, Missouri, Industrial
              Development Authority, Multi-Family
              Housing Revenue Refunding, (Wexford
              Place Project) Series 1996, (Bank
              One Texas, N.A. LOC),
              3.83% 04/01/28**#...................     9,300
   3,070    St. Charles County, Missouri,
              Industrial Development Authority,
              Revenue Refunding, (Casalon
              Apartments Project) Series 1995,
              (Citibank, N.A. LOC),
              3.65% 09/01/25**....................     3,070
   8,000    St. Louis, Missouri, Industrial
              Development Authority, Revenue
              Refunding, (Wetterau, Inc. Project)
              Series 1988, (Wachovia
              Bank & Trust LOC),
              3.75% 12/01/03**#...................     8,000
   5,000    St. Louis, Missouri, Industrial
              Development Authority, Revenue
              Refunding, (Wetterau, Inc. Project)
              Series 1989, (PNC Bank, N.A. LOC),
              3.75% 05/01/09**#...................     5,000

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            MISSOURI -- (CONTINUED)
$  5,505    St. Louis, Missouri, Planned
              Industrial Expansion Authority, IDR,
              (Alumax Foils Project) Series 1992,
              (PNC Bank, N.A. LOC),
              3.85% 12/01/05**#...................  $  5,505
                                                    --------
                                                     180,565
                                                    --------
            MONTANA -- 0.1%
   1,400    Montana State Health Facilities
              Authority, Health Care Revenue,
              (Pooled Loan Program) Series 1985A,
              (AMBAC Insured, Norwest Bank SBPA),
              3.65% 12/01/15**....................     1,400
                                                    --------
            NEBRASKA -- 0.2%
   4,500    Nebraska Help, Inc., Student Loan
              Revenue, Series 1986B, AMT, (SLMA
              Guarantee),
              3.90% 12/01/16**....................     4,500
                                                    --------
            NEVADA -- 0.0%++
     450    Clark County, Nevada, IDR,
              (Cogeneration Association I Project)
              Series 1991, AMT, (Canadian Imperial
              Bank of Commerce LOC),
              3.90% 11/01/21**....................       450
                                                    --------
            NEW HAMPSHIRE -- 0.3%
   7,000    Merrimack County, New Hampshire, TAN,
              GO, Series 1999,
              3.13% 12/30/99......................     7,001
                                                    --------
            NEW MEXICO -- 0.1%
   3,100    Albuquerque, New Mexico, Revenue
              Refunding, (Charter Hospital Inc
              Project) Series 1992, (Chase
              Manhattan Bank LOC),
              3.80% 03/01/14**#...................     3,100
                                                    --------
            NEW YORK -- 2.1%
   2,815    Erie County, New York, Industrial
              Development Agency, Civic Facilities
              Revenue, (DePaul Community
              Facilities, Inc. Project) Series
              1996, (Key Bank of New York N.A.
              LOC),
              3.85% 11/01/16**#...................     2,815
   6,770    Monroe County, New York, Industrial
              Development Agency, Civic Facilities
              Revenue, (Hillside Childrens Center
              Project) Series 1998, (Key Bank N.A.
              LOC),
              3.85% 08/01/18**#...................     6,770
  38,990    New York State Dormitory Authority,
              Revenue, Series 1998 PT-1066, (AMBAC
              Insured, Merrill Lynch SBPA),
              3.82% 07/01/23**#...................    38,990
                                                    --------
                                                      48,575
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            NORTH CAROLINA -- 2.7%
$  5,000    Cabarrus County, North Carolina,
              Industrial Facilities and Pollution
              Control Financing Authority, Revenue
              Refunding, (Philip Morris Companies,
              Inc. Project) Series 1992,
              3.90% 04/01/01**#...................  $  5,000
     800    Cabarrus County, North Carolina,
              Industrial Facilities and Pollution
              Control Financing Authority, Revenue
              Refunding, (Philip Morris Companies,
              Inc. Project) Series 1993,
              3.90% 01/01/00**#...................       800
   2,575    Iredell County, North Carolina,
              Industrial Facilities and Pollution
              Control Financing Authority,
              Revenue, (Sullivan Corporation
              Project) Series 1996, AMT, (Bank One
              Milwaukee, N.A. LOC),
              3.95% 01/01/11**....................     2,575
  10,000    Lenoir County, North Carolina,
              Hospital Revenue, (Lenoir Memorial
              Hospital Project) Series 1998,
              (Wachovia Bank of North Carolina
              LOC),
              3.75% 10/01/12**#...................    10,000
   1,100    Mecklenburg County, North Carolina,
              Industrial Facilities and Pollution
              Control Financing Authority,
              (Virkler Company Project) Series
              1989, AMT, (First Union National
              Bank LOC),
              3.90% 12/01/04**#...................     1,100
   1,900    Mecklenburg County, North Carolina,
              Industrial Facilities and Pollution
              Control Financing Authority,
              Revenue, (Sterigenics International
              Project) Series 1996, AMT, (Comerica
              Bank of California LOC),
              3.95% 03/01/16**#...................     1,900
   7,700    New Hanover County, North Carolina,
              Industrial Facilities and Pollution
              Control Financing Authority, Revenue
              Refunding, (Corning, Inc. Project)
              Series 1997, (Wachovia Bank Georgia
              LOC),
              3.75% 05/01/10**....................     7,700
   4,670    North Carolina Medical Care
              Commission, Health Care Facilities
              Revenue, (Mission-Thomas - St.
              Joseph Medical Center Project)
              Series 1998, (Wachovia Bank of North
              Carolina LOC),
              3.75% 03/01/18**....................     4,670
   7,700    North Carolina State Medical Care
              Commission, Community Health Care
              Facilities Revenue, (Carolina
              Village Inc. Project) Series 1998,
              (Wachovia Bank LOC),
              3.75% 10/01/18**....................     7,700
   3,500    Randolph County, North Carolina,
              Industrial Facilities and Pollution
              Control Finance Authority Revenue,
              (Wayne Steel, Inc. Project) Series
              1995, AMT, (Bank One Akron, N.A.
              LOC),
              3.95% 09/01/05**#...................     3,500

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            NORTH CAROLINA -- (CONTINUED)
$  9,700    Wake County, North Carolina,
              Industrial Facilities and Pollution
              Control Financing Authority, PCR,
              (Carolina Power & Light Company
              Project) Series 1987, AMT, (First
              Union National Bank LOC),
              3.85% 03/01/17**....................  $  9,700
   6,280    Winston-Salem, North Carolina, Risk
              Acceptance Management Corporation,
              Certificates of Participation,
              Series 1988, (Wachovia Bank SBPA),
              3.85% 07/01/09** #..................     6,280
                                                    --------
                                                      60,925
                                                    --------
            NORTH DAKOTA -- 0.0%++
     800    Grand Forks, North Dakota, Hospital
              Facilities Revenue, (The United
              Hospital Obligated Group Project)
              Series 1992, (LaSalle National Bank
              LOC),
              3.80% 12/01/16**#...................       800
                                                    --------
            OHIO -- 2.3%
   1,880    Defiance County, Ohio, IDR Refunding,
              (Isaac Properties Company Project)
              Series 1996A, (Key Bank, N.A. LOC),
              3.85% 07/01/00**#...................     1,880
   3,000    Lucas County, Ohio, Facilities
              Improvement Revenue, (Toledo
              Zoological Society Project) Series
              1997, (Key Bank, N.A. LOC),
              3.75% 10/01/05**#...................     3,000
   8,000    Montgomery County, Ohio, Economic
              Development Revenue, (The Dayton Art
              Institute Project) Series 1996,
              (National City Bank LOC),
              3.85% 05/01/26**....................     8,000
   4,015    Ohio State Water Development
              Authority, Promissory Revenue,
              Series 1998A, (National City Bank
              LOC),
              3.85% 07/01/00**#...................     4,015
  13,205    Ohio State Water Development
              Authority, Promissory Revenue,
              Series 1999A, (National City Bank
              LOC),
              3.85% 05/01/01**#...................    13,205
     995    Summit County, Ohio, IDR Refunding,
              (Keebler Company Project) Series
              1993, (Bank of Nova Scotia LOC),
              3.85% 03/01/05**....................       995
  20,000    Toledo-Lucas County, Ohio, Port
              Authority, Airport Development
              Revenue, (Flightsafety
              International, Inc. Project) Series
              1998-1, AMT, (OBH Guarantee), 3.90%
              01/01/18**#.........................    20,000
                                                    --------
                                                      51,095
                                                    --------
            OKLAHOMA -- 1.1%
   6,000    Muskogee City and County, Oklahoma,
              Port Authority, IDR, (Metals USA,
              Inc. Project) Series 1998, AMT,
              (Bank One Texas, N.A. LOC),
              3.95% 05/01/23**#...................     6,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            OKLAHOMA -- (CONTINUED)
$  5,000    Oklahoma Development Finance
              Authority, Revenue, (Seabrook Farms
              Inc. Project) Series 1997, AMT,
              (Bank of New York LOC),
              3.90% 03/01/27**#...................  $  5,000
   6,605    Oklahoma State Capital Improvement
              Authority, State Facilities Revenue,
              Series 1999A, (MBIA Insured),
              4.50% 09/01/00......................     6,656
   6,500    Tulsa, Oklahoma, Industrial
              Development Authority, Revenue,
              (Justin Industries Project) Series
              1984, (Bank of New York LOC),
              3.80% 10/01/14**#...................     6,500
                                                    --------
                                                      24,156
                                                    --------
            OREGON -- 1.3%
  11,000    Multnomah County, Oregon, TRAN, Series
              1999,
              3.75% 06/30/00......................    11,027
  15,600    Oregon State, Veteran's Welfare GO,
              Series 1985-73-G, (Morgan Guaranty
              Trust SBPA),
              3.75% 12/01/18**....................    15,600
   1,100    Port of Portland, Oregon, PCR,
              (Reynolds Metals Company Project)
              Series 1985, (Bank of Nova Scotia
              LOC),
              3.80% 12/01/09**....................     1,100
   2,000    Washington County, Oregon, Housing
              Authority, Multi-Family Housing
              Revenue, (Cedar Mill Project) Series
              1995, AMT, (Bank of Nova Scotia
              LOC),
              3.90% 09/01/25**#...................     2,000
                                                    --------
                                                      29,727
                                                    --------
            PENNSYLVANIA -- 4.2%
  20,000    Allegheny County, Pennsylvania, IDR
              Refunding, (Duquesne Light Company
              Project) Series 1992A, (Canadian
              Imperial Bank of Commerce LOC),
              3.50% 10/28/99**....................    20,000
   8,730    Allegheny County, Pennsylvania, IDR,
              (United Jewish Federation Project)
              Series 1995B, (PNC Bank, N.A. LOC),
              3.85% 10/01/25**#...................     8,730
   5,000    Montgomery County, Pennsylvania,
              Industrial Development Authority,
              Revenue, (Plymouth Woods Project)
              Series 1987, (PNC Bank, N.A. LOC),
              3.85% 09/01/06**#...................     5,000
   1,000    Pennsylvania Economic Development
              Financing Authority, Development
              Revenue, (Pennsylvania Bar Institute
              Project) Series 1996B, AMT, (PNC
              Bank, N.A. LOC),
              3.85% 04/01/15**#...................     1,000

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
$  5,900    Philadelphia, Pennsylvania,
              Redevelopment Authority, (The
              Presbyterian Home Project) Series
              1998, (PNC Bank N.A. LOC),
              3.85% 07/01/28**#...................  $  5,900
  16,300    Philadelphia, Pennsylvania,
              Redevelopment Authority, Revenue,
              (Southwark Plaza, LP Project) Series
              1997A, (PNC Bank, N.A. LOC),
              3.85% 12/01/03**....................    16,300
  10,000    Philadelphia, Pennsylvania, School
              District, TRAN, Series 1999A, (First
              Union National Bank LOC),
              4.00% 06/30/00......................    10,040
  10,000    Philadelphia, Pennsylvania, School
              District, TRAN, Series 1999B,
              (Mellon Bank N.A. LOC),
              4.00% 06/30/00......................    10,040
   4,400    Quakertown, Pennsylvania, General
              Authority, Revenue, (Pooled
              Financing Program) Series 1996A,
              (PNC Bank, N.A. LOC),
              3.90% 07/01/26**....................     4,400
   5,610    Union County, Pennsylvania, Hospital
              Authority, Hospital Revenue,
              (Evangelical Community Hospital
              Project) Series 1993B, (PNC Bank,
              N.A. LOC),
              3.85% 10/01/23**....................     5,610
   4,850    Westmoreland County, Pennsylvania,
              Industrial Development Authority,
              Revenue, (Elizabeth Carbide Die
              Project) Series 1998A, AMT,
              (National City Bank LOC),
              4.00% 02/01/18**#...................     4,850
   4,160    Westmoreland County, Pennsylvania,
              Industrial Development Authority,
              Revenue, (Rhodin Enterprises
              Project) Series 1997, AMT, (PNC
              Bank, N.A. LOC),
              3.95% 04/01/17**#...................     4,160
                                                    --------
                                                      96,030
                                                    --------
            RHODE ISLAND -- 0.4%
   7,925    Rhode Island, Port Authority and
              Economic Development Corporation,
              Energy Facilities Revenue Refunding,
              (Newport Electric Corporation
              Project) Series 1994, (Bank of New
              York LOC),
              3.80% 09/01/11**....................     7,925
                                                    --------
            SOUTH CAROLINA -- 1.5%
   5,945    Kershaw County, South Carolina, IDR,
              (DeRoyal Textiles, Inc. Project)
              Series 1994, AMT, (Sun Trust Bank of
              Nashville LOC),
              3.90% 12/01/07**#...................     5,945

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
$  5,460    South Carolina Jobs Economic
              Development Authority, Health
              Facilities Revenue, (Martha Franks
              Baptist Retirement Center Project)
              Series 1995, (Wachovia Bank of South
              Carolina LOC),
              3.80% 04/01/19**#...................  $  5,460
   8,000    South Carolina Jobs Economic
              Development Authority, IDR, (Abraham
              Industries LLC Project) Series 1999,
              AMT, (PNC Bank N.A. LOC),
              3.95% 05/01/14**....................     8,000
   4,465    South Carolina Jobs Economic
              Development Authority, IDR, (Kravet
              Fabrics, Inc. Project) Series 1997,
              AMT, (Bank of New York LOC),
              3.90% 03/01/12**#...................     4,465
   9,000    South Carolina Jobs Economic
              Development Authority, Revenue,
              (Alco-Lite Industries LLC -
              TechnoSteel LLC Project) Series
              1997, AMT, (Wachovia Bank of South
              Carolina LOC),
              3.90% 04/01/12**#...................     9,000
   1,950    York County, South Carolina, PCR,
              (National Rural Utilities
              Cooperative, North Carolina
              Electricities Project) Series
              1984N-1, (CFC Insured),
              3.85% 09/15/14**....................     1,950
                                                    --------
                                                      34,820
                                                    --------
            SOUTH DAKOTA -- 1.4%
  32,110    South Dakota State Housing Development
              Authority, Series 1998 PT-168, AMT,
              (Banque Nationale de Paris SBPA),
              3.90% 05/01/27**#...................    32,110
                                                    --------
            TENNESSEE -- 3.1%
   3,000    Chattanooga, Tennessee, Industrial
              Development Board, Industrial
              Revenue, (Seaboard Farms Inc.
              Project) Series 1984, (SunTrust Bank
              LOC),
              3.80% 06/01/04**#...................     3,000
   5,250    Chattanooga, Tennessee, Industrial
              Development Board, Industrial
              Revenue, (Warehouse Row Ltd.
              Project) Series 1984, (Credit Suisse
              First Boston LOC),
              3.80% 12/15/12**#...................     5,250
   7,500    Knox County, Tennessee, Health and
              Educational Facilities Board,
              Educational Facilities Revenue,
              (Webb School - Knoxville Project)
              Series 1999, (SunTrust Bank
              Nashville LOC),
              3.80% 03/01/19**#...................     7,500
   2,975    Loudon, Tennessee, Water and Sewer
              Revenue Refunding, Series 1996,
              (Wachovia Bank LOC),
              3.80% 09/01/06**#...................     2,975

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
$  4,755    Metropolitan Government, Nashville and
              Davidson County, Tennessee,
              Industrial Development Board,
              Revenue Refunding, (Nashville
              Apartment Properties Project) Series
              1995-2, (SunTrust Bank Nashville
              LOC),
              3.80% 09/01/15**#...................  $  4,755
   2,110    Metropolitan Nashville, Tennessee,
              Airport Authority, Special
              Facilities Revenue, (American
              Airlines, Inc. Project) Series
              1995A, (Credit Suisse First Boston
              LOC),
              3.80% 10/01/12**....................     2,110
   3,245    Shelby County, Tennessee, Health
              Educational and Housing Facilities
              Board, Multi-Family Housing Revenue,
              (Flag Manor Project) Series 1995,
              AMT, (FHLB Guarantee),
              3.85% 01/01/23**#...................     3,245
   5,000    Sullivan County, Tennessee, Industrial
              Development Board, Revenue, (Modern
              Forge Company Project) Series 1990,
              AMT, (Northern Trust Company LOC),
              3.90% 07/01/10**#...................     5,000
  23,500    Tennessee Housing Development Agency,
              Revenue, (Home Ownership Program)
              Series 1998-3C, AMT, Mandatory
              Tender 11/18/99,
              3.10% 01/01/31......................    23,500
  12,500    Tennessee Housing Development Agency,
              Revenue, Series 1999, AMT,
              3.57% 08/15/00......................    12,500
                                                    --------
                                                      69,835
                                                    --------
            TEXAS -- 10.9%
  30,530    Alliance Airport Authority, Inc.,
              Texas, Special Facilities Revenue,
              (Federal Express Project) Series
              1999 PA-460, AMT, (Merrill Lynch
              Guarantee, Merrill Lynch SBPA),
              3.80% 02/24/00**##(++)............      30,530
   3,200    Bexar County, Texas, Health Facilities
              Development Corporation, Revenue,
              (Air Force Retirement Community
              Project) Series 1985B, (Rabobank
              Nederland LOC),
              3.75% 03/01/12**....................     3,200
   7,900    Bexar County, Texas, Health Facilities
              Development Corporation, Revenue,
              (Army Retirement Community Project)
              Series 1985B, (Rabobank Nederland
              LOC),
              3.75% 07/01/11**....................     7,900
  10,190    Bexar County, Texas, Housing Finance
              Corporation, Multi-Family Housing
              Revenue, Series 1998 PT-1041, AMT,
              (Merrill Lynch Guarantee, Merrill
              Lynch SBPA),
              4.02% 06/01/35**#(++).............      10,190

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            TEXAS -- (CONTINUED)
$  1,000    Brazos River, Texas, Harbor Navigation
              District, Revenue, (Hoffman - La
              Roche Inc. Project) Series 1985,
              (Wachovia Bank of North Carolina
              LOC),
              3.88% 04/01/02**#...................  $  1,000
   6,500    Chambers County, Texas, Industrial
              Development Corporation, Revenue,
              (Ecolochem Inc. Project) Series
              1999, AMT, (Wachovia Bank N.A. LOC),
              3.90% 03/01/14**#...................     6,500
   8,185    El Paso, Texas, Housing Finance
              Corporation, Multi-Family Housing
              Revenue, (Viva Apartments Project)
              Series 1993, AMT, (General Electric
              Capital Corporation Guarantee),
              3.95% 09/01/23**#...................     8,185
     700    Grapevine, Texas, Industrial
              Development Corporation, Revenue,
              (American Airlines, Inc. Project)
              Series 1984B-1, (Morgan Guaranty
              Trust LOC),
              3.80% 12/01/24**....................       700
     400    Grapevine, Texas, Industrial
              Development Corporation, Revenue,
              (American Airlines, Inc. Project)
              Series 1984B-3, (Morgan Guaranty
              Trust LOC),
              3.80% 12/01/24**....................       400
   3,300    Grapevine, Texas, Industrial
              Development Corporation, Revenue,
              (American Airlines, Inc. Project)
              Series 1984B-4, (Morgan Guaranty
              Trust LOC),
              3.80% 12/01/24**....................     3,300
   9,300    Gulf Coast, Texas, Waste Disposal
              Authority, PCR, (Amoco Oil Company
              Project) Series 1992, (BP Amoco plc
              Guarantee),
              3.75% 10/01/17**....................     9,300
   2,680    Harris County, Texas, Industrial
              Development Corporation, IDR,
              (Forged Products, Inc. Project)
              Series 1996, AMT, (Bank One Texas,
              N.A. LOC),
              3.95% 05/01/03**#...................     2,680
   2,805    Hillsboro, Texas, Industrial
              Development Corporation, Revenue,
              (Lamraft, LP Project) Series 1997,
              AMT, (First Commercial Bank LOC),
              4.05% 07/01/13**....................     2,805
   8,000    Houston, Texas, Independent School
              District, GO, Series 1998,
              4.00% 07/15/00......................     8,037
   1,200    Lone Star, Texas, Airport Improvement
              Authority, Revenue, (American
              Airlines Inc. Project) Series
              1984A-5, (Royal Bank of Canada LOC),
              3.80% 12/01/14**....................     1,200
     400    Lone Star, Texas, Airport Improvement
              Authority, Revenue, (American
              Airlines, Inc. Project) Series
              1984A-1, (Royal Bank of Canada LOC),
              3.80% 12/01/14**....................       400


PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            TEXAS -- (CONTINUED)
$    500    Lone Star, Texas, Airport Improvement
              Authority, Revenue, (American
              Airlines, Inc. Project) Series
              1984A-3, (Royal Bank of Canada LOC),
              3.80% 12/01/14**....................  $    500
   7,300    Montgomery County, Texas, IDR,
              (Houston Area Research Center
              Project) Series 1985, (Banque
              Nationale de Paris LOC),
              3.90% 12/01/15**....................     7,300
  10,200    Port Development Corporation of Texas,
              Marine Terminal Revenue, (Pasadena
              Terminal Company, Inc. Project)
              Series 1984, (ABN-AMRO Bank N.V.
              LOC),
              4.00% 12/01/04**#...................    10,200
   1,200    Port of Port Arthur, Texas, Navigation
              District, Revenue Refunding,
              (Texaco, Inc. Project) Series 1994,
              3.90% 10/01/24**....................     1,200
   2,300    Sabine River Authority, Texas, PCR
              Refunding, (Texas Utilities Electric
              Company Project) Series 1996, (AMBAC
              Insured, Bank of New York SBPA),
              3.80% 03/01/26**....................     2,300
  25,000    Texas Municipal Gas Corporation, Gas
              Reserves Revenue, Sr. Lien, Series
              1998, (FSA Insured, Societe Generale
              SBPA),
              3.75% 01/15/23**....................    25,000
 100,000    Texas State, TRAN, Series 1999A,
              4.50% 08/31/00......................   100,711
   3,300    Trinity River Authority of Texas, PCR
              Refunding, (Texas Utilities Electric
              Company Project) Series 1997A, AMT,
              (MBIA Insured, Bank of New York
              SBPA),
              3.80% 07/01/22**....................     3,300
                                                    --------
                                                     246,838
                                                    --------
            UTAH -- 0.9%
  14,750    Davis County, Utah, School District,
              TAN, Series 1999,
              3.60% 06/30/00......................    14,771
   1,800    Murray City, Utah, IDR, (Zevex, Inc.
              Project) Series 1996, AMT, (Bank One
              Arizona, N.A. LOC),
              3.95% 10/01/16**#...................     1,800
   3,200    Murray City, Utah, Industrial
              Development Authority, Revenue,
              (Hunter Douglas Real Property
              Project) Series 1994, AMT, (ABN-AMRO
              Bank N.V. LOC),
              3.90% 09/01/14**#...................     3,200
                                                    --------
                                                      19,771
                                                    --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            VIRGINIA -- 0.7%
$  2,500    Colonial Heights, Virginia, Industrial
              Development Authority, Revenue
              Refunding, (Philip Morris Companies,
              Inc. Project) Series 1992, (Phillip
              Morris Inc. Guarantee),
              3.85% 03/01/05**#...................  $  2,500
   2,000    Fluvanna County, Virginia, Industrial
              Development Authority, IDR,
              (Edgecomb Metals Company Project)
              Series 1984, (Wells Fargo Bank LOC),
              3.75% 12/01/09**#...................     2,000
   3,900    Greensville County, Virginia,
              Industrial Development Authority,
              Revenue, (Perdue Farms, Inc.
              Project) Series 1996, AMT, (SunTrust
              Bank LOC),
              3.90% 10/01/06**#...................     3,900
   2,000    Spotsylvania County, Virginia,
              Industrial Development Authority,
              IDR, (Carlisle Corporation Project)
              Series 1993, (SunTrust Bank LOC),
              3.80% 06/01/08**#...................     2,000
   5,500    Virginia State College Building
              Authority, Educational Facilities
              Revenue, (University of Richmond
              Project) Series 1996, (Crestar Bank
              SBPA),
              3.80% 11/01/26**....................     5,500
                                                    --------
                                                      15,900
                                                    --------
            WEST VIRGINIA -- 1.0%
  22,650    West Virginia State Hospital Finance
              Authority, Revenue, (St. Mary's
              Hospital Project) Series 1987, (Bank
              One of West Virginia LOC),
              3.83% 10/01/12**#...................    22,650
                                                    --------
            WISCONSIN -- 1.2%
   4,000    Menomonee Falls, Wisconsin, Industrial
              Development Authority, IDR, (Jema,
              LLC Project) Series 1994, AMT, (Bank
              One Milwaukee, N.A. LOC),
              3.95% 09/01/14**#...................     4,000
  11,400    Wisconsin State Health and Educational
              Facilities Authority, Revenue, (St.
              Luke's Medical Center Project)
              Series 1987, (First National Bank of
              Chicago LOC),
              3.80% 12/01/17**#...................    11,400
  12,000    Wisconsin State Health and Educational
              Facilities Authority, Revenue,
              (Wheaton Franciscan Services
              Project) Series 1997, (Toronto
              Dominion Bank LOC),
              3.77% 08/15/16**#...................    12,000
                                                    --------
                                                      27,400
                                                    --------

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            WYOMING -- 0.2%
$  3,700    Sweetwater County, Wyoming, PCR
              Refunding, (Pacificorp Project)
              Series 1990A, (Credit Suisse First
              Boston LOC),
              3.65% 07/01/15**....................  $  3,700
                                                    --------
            TOTAL MUNICIPAL
              BONDS AND NOTES
            (Cost $2,263,019).....................  2,263,019
                                                    --------

SHARES
 (000)
-------
          INVESTMENT COMPANIES -- 0.0%++
     50   AIM Tax-Exempt Fund...............            50
     25   Federated Tax-Exempt Money Market
            Fund............................            25
                                                ----------
          TOTAL INVESTMENT COMPANIES
          (Cost $75).................                   75
                                                ----------
          TOTAL INVESTMENTS
          (Cost $2,263,094*).........  100.1%    2,263,094
                                                ----------
          OTHER ASSETS AND
            LIABILITIES (NET)........  (0.01)%
          Cash..............................    $    4,045
          Receivable for investment
            securities sold.................        18,000
          Receivable for Fund shares sold...         1,299
          Interest receivable...............        11,127
          Payable for Fund shares
            redeemed........................       (22,487)
          Investment advisory fee payable...          (318)
          Administration fee payable........          (154)
          Shareholder servicing and
            distribution fees payable.......          (105)
          Distributions payable.............        (5,593)
          Payable for investment securities
            purchased.......................        (7,729)
          Accrued Trustees'/Directors' fees
            and expenses....................           (87)
          Accrued expenses and other
            liabilities.....................          (673)
                                                ----------
          TOTAL OTHER ASSETS AND
            LIABILITIES (NET)...............        (2,675)
                                                ----------
          NET ASSETS.................  100.0%   $2,260,419
                                                ==========
          NET ASSETS CONSIST OF:
          Accumulated net realized gain on
            investments sold................    $       53
          Paid-in capital...................     2,260,366
                                                ----------
          NET ASSETS........................    $2,260,419
                                                ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Tax Exempt Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


                                                  VALUE
----------------------------------------------------------
          NET ASSET VALUE, OFFERING AND
            REDEMPTION PRICE PER SHARE
          PRIMARY A SHARES:
          ($1,871,930,667 / 1,872,495,291
            shares outstanding).............         $1.00
                                                      ----
                                                      ----
          PRIMARY B SHARES:
          ($10,235,583 / 10,228,010 shares
            outstanding)....................         $1.00
                                                      ----
                                                      ----
          INVESTOR A SHARES:
          ($46,859,413 / 46,824,786 shares
            outstanding)....................         $1.00
                                                      ----
                                                      ----
          INVESTOR B SHARES:
          ($202,668,741 / 202,532,392 shares
            outstanding)....................         $1.00
                                                      ----
                                                      ----
          INVESTOR C SHARES:
          ($501,847 / 501,701 shares
            outstanding)....................         $1.00
                                                      ----
                                                      ----
          DAILY SHARES:
          ($128,222,271 / 128,054,872 shares
            outstanding)....................         $1.00
                                                      ----
                                                      ----

---------------

  * Aggregate cost for Federal income tax purposes.

 ** Variable rate demand notes. The interest rate shown reflects the rate in effect at September 30, 1999. These securities are subject to demand features of either one, seven or thirty days.

  (++) Restricted security (Note 5).

  # Securities are not registered under the Securities Act of 1933, as amended.
    These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 ## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

  ++ Amount represents less than 0.1%.

    Nations Tax Exempt Fund had the following industry concentrations greater than 10% at September 30, 1999 (as a percentage of net assets):

       Industrial Facilities Revenue                            19.1%
       Pollution Control Revenue                                16.3%
       HealthCare Revenue                                       10.9%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Treasury Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            U.S. TREASURY OBLIGATIONS -- 23.9%
            U.S. TREASURY NOTES -- 23.9%
$110,000    5.625% 11/30/99(+)..................  $   110,177
  80,000    5.875% 02/15/00(+)..................       80,298
  95,000    5.500% 02/29/00(+)..................       95,210
  30,000    5.500% 03/31/00.....................       30,024
  45,000    6.375% 05/15/00(+)..................       45,348
  45,000    5.500% 05/31/00(+)..................       45,038
  40,000    5.375% 06/30/00(+)..................       39,992
  25,000    5.375% 07/31/00(+)..................       24,983
  35,000    6.250% 08/31/00.....................       35,248
                                                  -----------
            TOTAL U.S. TREASURY OBLIGATIONS
              (Cost $506,318)...................      506,318
                                                  -----------
            REPURCHASE AGREEMENTS -- 86.8%
 530,000    Agreement with ABN AMRO Inc., 5.355%
              dated 09/30/99 to be repurchased
              at $530,079 on 10/01/99
              collateralized by: $42,803 U.S.
              Treasury Bonds, 5.250% - 11.250%
              due 02/15/15 - 02/15/29; $13,060
              U.S. Treasury Notes, 5.625% -
              5.750% due 10/31/00 - 05/15/08;
              $456,860 U.S. Treasury Strips,
              Interest Only, due 02/28/01 -
              08/15/22; $27,878 U.S. Treasury
              Strips, Principal Only, due
              05/15/05 - 08/15/20...............      530,000
 103,000    Agreement with Barclays Capital
              Inc., 5.300% dated 09/30/99 to be
              repurchased at $103,015 on
              10/01/99 collateralized by:
              $105,061 U.S. Treasury Strips,
              Interest Only, due 07/15/02.......      103,000
 103,000    Agreement with Bear, Stearns and
              Company, Inc., 5.450% dated
              09/30/99 to be repurchased at
              $103,016 on 10/01/99
              collateralized by: $87,958 GNMA,
              6.000% - 7.500% due
              12/15/28 - 09/15/29; $19,356 GNMA
              II, 6.500% - 8.000% due 08/20/28 -
              08/20/29..........................      103,000
 268,349    Agreement with Credit Suisse First
              Boston Corporation, Interest is
              payable monthly. The agreement is
              terminable by the Fund daily. The
              final maturity date of the
              agreement is 10/01/99
              collateralized by: $274,877 U.S.
              Treasury Notes, 5.250% - 6.500%
              due 10/31/00 - 11/15/05++.........      268,349
 105,000    Agreement with Deutsche Bank
              Securities Inc., 5.300% dated
              09/30/99 to be repurchased at
              $105,015 on 10/01/99
              collateralized by: $20,480 U.S.
              Treasury Bonds, 10.375% due
              02/15/03; $86,620 U.S. Treasury
              Strips, Interest Only, due
              11/15/10..........................      105,000

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            REPURCHASE AGREEMENTS -- (CONTINUED)
$105,000    Agreement with First Union Capital
              Markets, 5.500% dated 09/30/99 to
              be repurchased at $105,016 on
              10/01/99 collateralized by:
              $69,447 GNMA, 5.500% - 9.500% due
              09/15/13 - 10/15/29; $37,653 GNMA
              II, 5.500% - 6.500% due 04/20/14 -
              03/20/29..........................  $   105,000
  95,000    Agreement with Goldman Sachs and
              Company, 5.500%, with a final
              maturity date of 02/02/00.
              Interest receivable as of
              September 30, 1999 was $813,
              collateralized by: $95,879 GNMA,
              5.500% - 9.000% due 09/15/06 -
              09/15/29; $1,021 GNMA II, 6.000% -
              7.500% due 04/20/14 -
              09/20/29(++)....................         95,000
 105,000    Agreement with J.P. Morgan
              Securities Inc., 5.450% dated
              09/30/99 to be repurchased at
              $105,016 on 10/01/99
              collateralized by: $107,100 GNMA,
              7.500% due 10/15/28...............      105,000
   2,000    Agreement with Lehman Brothers Inc.,
              5.250% dated 09/30/99 to be
              repurchased at $2,000 on 10/01/99
              collateralized by: $2,040 GNMA,
              9.000% due 12/15/17...............        2,000
 105,000    Agreement with Merrill Lynch
              Government Securities, Inc.,
              5.250% dated 09/30/99 to be
              repurchased at $105,015 on
              10/01/99 collateralized by:
              $68,723 U.S. Treasury Bonds,
              6.750% due 08/15/26; $38,378 U.S.
              Treasury Notes, 5.375% due
              07/31/00..........................      105,000
 105,000    Agreement with Morgan Stanley Dean
              Witter and Company, 5.350% dated
              09/30/99 to be repurchased at
              $105,016 on 10/01/99
              collateralized by: $108,159 GNMA,
              6.500% - 9.000% due
              11/15/12 - 8/15/28................      105,000
 105,000    Agreement with S.G. Cowen Securities
              Corporation, 5.450% dated 09/30/99
              to be repurchased at $105,016 on
              10/01/99 collateralized by:
              $109,198 GNMA, 6.000% - 8.000% due
              06/15/28 - 09/20/29...............      105,000
 105,000    Agreement with Westdeutsche
              Landesbank, Girozentrale, 5.400%
              dated 09/30/99 to be repurchased
              at $105,016 on 10/01/99
              collateralized by: $59,784 GNMA,
              6.000% due 04/15/29; $47,316 GNMA
              II, 6.500% due 08/20/29...........      105,000
                                                  -----------
            TOTAL REPURCHASE AGREEMENTS
              (Cost $1,836,349).................    1,836,349
                                                  -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Treasury Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

 SHARES                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            INVESTMENT COMPANIES -- 1.9%
  33,500    AIM Treasury Fund..................   $    33,500
   6,738    Dreyfus Treasury Cash
              Management Fund...........                6,738
                                                  -----------
            TOTAL INVESTMENT COMPANIES
              (Cost $40,238)...................        40,238
                                                  -----------
            TOTAL INVESTMENTS
              (Cost $2,382,905*)........  112.6%    2,382,905
                                                  -----------
            OTHER ASSETS AND LIABILITIES
              (NET).....................  (12.6)%
            Cash...............................   $       179
            Receivable for investment
              securities sold..................     1,597,138
            Receivable for Fund shares sold....           325
            Interest receivable................         9,002
            Prepaid expenses...................             7
            Payable for reverse repurchase
              agreements.......................      (268,349)
            Payable for Fund shares redeemed...       (86,762)
            Investment advisory fee payable....          (290)
            Administration fee payable.........          (139)
            Shareholder servicing and
              distribution fees payable........          (436)
            Distributions payable..............        (7,579)
            Payable for investment securities
              purchased........................    (1,508,249)
            Accrued Trustees'/Directors' fees
              and expenses.....................          (146)
            Accrued expenses and other
              liabilities......................        (1,038)
                                                  -----------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)............................      (266,337)
                                                  -----------
            NET ASSETS..................  100.0%  $ 2,116,568
                                                  ===========

                                                     VALUE
                                                     (000)
-------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Accumulated net realized loss on
              investments sold.................   $      (191)
            Paid-in capital....................     2,116,759
                                                  -----------
            NET ASSETS.........................   $ 2,116,568
                                                  ===========
            NET ASSET VALUE, OFFERING
              AND REDEMPTION PRICE PER
              SHARE
            PRIMARY A SHARES:
            ($584,505,011 / 584,801,363 shares
              outstanding).....................         $1.00
                                                         ----
                                                         ----
            PRIMARY B SHARES:
            ($12,464,859 / 12,471,523 shares
              outstanding).....................         $1.00
                                                         ----
                                                         ----
            INVESTOR A SHARES:
            ($1,169,116,305 / 1,169,696,003
              shares outstanding)..............         $1.00
                                                         ----
                                                         ----
            INVESTOR B SHARES:
            ($194,285,678 / 194,399,192 shares
              outstanding).....................         $1.00
                                                         ----
                                                         ----
            INVESTOR C SHARES:
            ($193,427 / 193,481 shares
              outstanding).....................         $1.00
                                                         ----
                                                         ----
            DAILY SHARES:
            ($156,002,974 / 156,096,124 shares
              outstanding).....................         $1.00
                                                         ----
                                                         ----

---------------

 * Aggregate cost for Federal income tax purposes.

 (+) Denotes security, or a portion thereof, subject to repurchase under reverse repurchase agreement as of September 30, 1999 (Note 1).

 (++) Restricted security (Note 5).

++ Security segregated as collateral for reverse repurchase agreement.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Government Money Market Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 107.6%
            FEDERAL HOME LOAN BANK (FHLB) -- 86.3%
$  46,332   Discount note 10/01/99...............   $ 46,332
   10,000   5.260%+ 10/01/99++...................      9,999
   12,000   5.260%+ 10/01/99++...................     12,000
    8,000   5.305%+ 10/01/99++...................      7,998
   25,000   5.360%+ 10/01/99++...................     24,993
   10,000   5.086%+ 10/12/99++...................      9,996
   10,000   Discount note 10/20/99...............      9,975
   18,000   5.241%+ 10/21/99++...................     17,995
   58,000   Discount note 10/22/99...............     57,826
   12,000   4.900% 01/14/00......................     12,000
   10,000   4.910% 02/09/00......................     10,000
   10,000   4.950% 02/24/00......................      9,997
   10,000   Discount note 03/01/00...............      9,767
    8,000   5.100% 03/03/00......................      7,999
    8,000   5.150% 03/08/00......................      7,997
    8,000   5.050% 04/26/00......................      7,999
   10,000   5.415% 06/14/00......................      9,989
    5,000   5.750% 09/01/00......................      4,998
    5,000   5.875% 09/07/00......................      4,999
                                                    --------
                                                     282,859
                                                    --------
            STUDENT LOAN MARKETING ASSOCIATION
              (SLMA) -- 21.3%
   25,000   .000%+ 10/04/99++....................     24,988
   10,000   5.556%+ 10/05/99++...................      9,996
   25,000   5.556%+ 10/05/99++...................     24,991
   10,000   4.930% 02/08/00......................     10,000
                                                    --------
                                                      69,975
                                                    --------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
              (Cost $352,834)....................    352,834
                                                    --------



                                                     VALUE
                                                     (000)
------------------------------------------------------------
            TOTAL INVESTMENTS
              (Cost $352,834*)............  107.6%  $352,834
                                                    --------
            OTHER ASSETS AND
              LIABILITIES (NET)...........   (7.6)%
            Receivable for investment securities
              sold...............................   $ 50,149
            Receivable for Fund shares sold......      4,670
            Interest receivable..................      1,331
            Prepaid expenses.....................         13
            Payable for Fund shares redeemed.....     (3,474)
            Investment advisory fee payable......        (34)
            Administration fee payable...........        (22)
            Shareholder servicing and
              distribution fees payable..........        (26)
            Due to custodian.....................         (1)
            Distributions payable................     (1,231)
            Payable for investment securities
              purchased..........................    (76,311)
            Accrued Trustees'/Directors' fees and
              expenses...........................        (30)
            Accrued expenses and other
              liabilities........................        (94)
                                                    --------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)..................    (25,060)
                                                    --------
            NET ASSETS....................  100.0%  $327,774
                                                    ========
            NET ASSETS CONSIST OF:
            Accumulated net realized loss on
              investments sold...................   $    (61)
            Paid-in capital......................    327,835
                                                    --------
            NET ASSETS...........................   $327,774
                                                    ========
            NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
            PRIMARY A SHARES:
            ($234,719,083 / 234,758,743 shares
              outstanding).......................      $1.00
                                                        ----
                                                        ----
            PRIMARY B SHARES:
            ($684,780 / 685,137 shares
              outstanding).......................      $1.00
                                                        ----
                                                        ----
            INVESTOR A SHARES:
            ($13,364,263 / 13,366,553 shares
              outstanding).......................      $1.00
                                                        ----
                                                        ----
            INVESTOR B SHARES:
            ($60,715,001 / 60,729,900 shares
              outstanding).......................      $1.00
                                                        ----
                                                        ----
            INVESTOR C SHARES:
            ($454,377 / 454,385 shares
              outstanding).......................      $1.00
                                                        ----
                                                        ----
            DAILY SHARES:
            ($17,836,302 / 17,840,148 shares
              outstanding).......................      $1.00
                                                        ----
                                                        ----

---------------

 * Aggregate cost for Federal income tax purposes.

 + Floating rate security. The interest rate shown reflects the rate in effect at September 30, 1999.

++ Reset date. Interest rates reset either daily, weekly or monthly.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            BANK OBLIGATIONS -- 24.6%
            CERTIFICATES OF DEPOSIT -- DOMESTIC -- 1.8%
            National City Bank of Cleveland
$ 50,000    5.706%+ 10/05/99++...................  $    49,976
  50,000    5.400%+ 10/29/99++...................       49,961
                                                   -----------
                                                        99,937
                                                   -----------
            CERTIFICATES OF DEPOSIT -- YANKEE -- 6.0%
  20,000    Bank of Nova Scotia, (New York)
              5.330% 03/03/00....................       19,997
  40,000    Bayerische
              Hypotheken-und-Vereinsbank, (New
              York)
              5.075% 02/10/00....................       39,994
  25,000    Commerzbank, (New York)
              5.770% 07/03/00....................       24,993
            Deutsche Bank, (New York)
  40,000    5.120% 01/10/00......................       40,000
  40,000    5.100% 02/18/00......................       39,995
            National Bank of Canada, (New York)
  40,000    5.150% 04/26/00......................       39,989
  35,000    5.730% 06/28/00......................       34,995
  75,000    6.035% 09/25/00......................       74,979
  25,000    United Bank of Switzerland, (New
              York)
              5.080% 01/13/00....................       24,998
                                                   -----------
                                                       339,940
                                                   -----------
            TIME DEPOSITS -- EURO -- 16.8%
 260,000    Canadian Imperial Bank of Commerce
              5.625% 10/01/99....................      260,000
  35,000    Commerzbank
              5.270% 03/01/00....................       34,998
 150,000    Deutsche Bank
              5.688% 10/01/99....................      150,000
 250,000    First National Bank of Chicago
              5.680% 10/01/99....................      250,000
 260,946    Westdeutsche Landesbank, Girozentrale
              5.750% 10/01/99....................      260,946
                                                   -----------
                                                       955,944
                                                   -----------
            TOTAL BANK OBLIGATIONS
              (Cost $1,395,821)..................    1,395,821
                                                   -----------
            CORPORATE OBLIGATIONS -- 61.8%
            COMMERCIAL PAPER -- 33.4%
  47,086    Aon Corporation
              Discount note 10/28/99.............       46,895
  45,000    Bankers Trust Corporation
              Discount note 10/20/99.............       44,883
  62,985    Barton Capital Corporation
              Discount note 10/26/99#............       62,751
  50,000    Bavaria TRR Corporation
              Discount note 02/25/00#............       48,814
  59,000    CC (USA) Inc.
              Discount note 03/07/00#............       57,498
  28,970    Citibank Capital Markets Assets LLC
              Discount note 02/09/00#............       28,360
 200,000    Concord Minutemen Capital Company LLC
              Discount note 10/01/99#............      199,999
            Crown Point Capital Company LLC
  64,306    Discount note 10/01/99#..............       64,306
  93,864    Discount note 02/25/00#..............       91,603

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
$ 30,000    Eaton Corporation
              Discount note 10/01/99#............  $    30,000
            Edison Securitization LLC
  25,000    Discount note 02/23/00#..............       24,412
  35,000    Discount note 02/29/00#..............       34,144
  40,000    General Electric Capital Corporation
              Discount note 10/04/99.............       39,984
            International Securitization
              Corporation
  15,000    Discount note 10/27/99#..............       14,948
  37,798    Discount note 11/01/99#..............       37,618
            Lehman Brothers Holdings Inc.
  50,000    Discount note 10/20/99...............       49,867
  50,000    Discount note 02/16/00...............       48,869
  25,000    Discount note 02/22/00...............       24,408
            Lexington Parker Capital Company LLC
  95,020    Discount note 10/01/99#..............       95,020
  75,000    Discount note 02/24/00#..............       73,205
  25,000    Mitsubishi International Corporation
              Discount note 01/18/00.............       24,576
            MOAT Funding LLC
  71,393    Discount note 10/08/99#..............       71,321
  10,000    Discount note 10/13/99#..............        9,984
  48,349    Discount note 10/20/99#..............       48,216
  15,000    PHH Corporation
              Discount note 11/10/99.............       14,915
  55,000    Republic Industries Funding
              Discount note 10/29/99#............       54,770
  18,000    SAFECO Corporation
              Discount note 10/26/99#............       17,935
  45,000    SAFECO Credit Company
              Discount note 10/13/99.............       44,919
  75,000    Salomon Smith Barney Holdings Inc.
              Discount note 03/08/00.............       73,079
  46,418    Sigma Finance, Inc.
              Discount note 10/19/99#............       46,304
 138,024    Tulip Funding Corporation
              Discount note 10/27/99#............      137,484
  94,422    Victory Receivables Corporation
              Discount note 10/18/99#............       94,183
  75,000    WCP Funding Inc.
              Discount note 10/13/99#............       74,866
  64,642    World Omni Vehicle Leasing, Inc.
              Discount note 10/18/99#............       64,477
                                                   -----------
                                                     1,894,613
                                                   -----------
            CORPORATE BONDS AND NOTES -- 28.4%
  20,000    Abbey National Treasury Services plc
              5.050% 04/17/00....................       19,989
            Bear, Stearns and Company, Inc.
  50,000    5.811%+ 10/04/99++...................       50,000
  50,000    5.764%+ 11/04/99++...................       50,000
  40,000    5.150% 01/25/00......................       40,000
  40,000    5.170% 02/10/00......................       40,000
  40,000    5.180% 02/18/00......................       40,000
  40,000    5.340% 03/02/00......................       40,000
  25,000    5.750% 06/28/00......................       25,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- (CONTINUED)
            Credit Suisse First Boston, Inc.
$ 30,000    5.380%+ 10/09/99++##.................  $    29,997
  15,000    5.613%+ 12/21/99++##.................       15,000
  35,000    5.613%+ 12/21/99++##.................       35,000
            First Union National Bank
  32,000    5.450%+ 10/01/99++...................       32,000
  90,000    5.560%+ 10/01/99++...................       90,000
  50,000    5.640%+ 10/01/99++...................       50,000
  50,000    5.563%+ 11/17/99++...................       50,000
  40,000    5.300% 03/01/00......................       40,000
  75,000    Ford Motor Credit Company
              5.435%+ 11/18/99++.................       74,945
  50,000    General Electric Capital Corporation
              (MTN)
              5.390%+ 11/12/99++.................       50,000
  30,000    General Motors Acceptance Corporation
              5.750% 07/28/00....................       29,992
            Goldman Sachs Group, Inc.
 100,000    5.510%+ 10/07/99++...................      100,000
 100,000    5.400%+ 10/10/99++(+)................      100,000
  35,000    5.280% 02/24/00##....................       35,000
  25,000    6.100% 08/21/00......................       25,000
  27,000    GTE Corporation
              5.546%+ 12/13/99++.................       26,988
  25,000    Lehman Brothers Holdings Inc.
              6.182% 08/04/00....................       25,000
            Liberty Lighthouse Funding Company
              LLC
  25,000    5.450%+ 10/01/99++##.................       25,000
  35,000    5.260% 02/10/00##....................       35,000
  25,000    Merrill Lynch and Company
              5.460%+ 10/01/99++.................       25,000
            Morgan Stanley Dean Witter and
              Company
  50,000    5.510%+ 10/01/99++...................       50,000
  50,000    5.610%+ 12/15/99++...................       50,000
  50,000    Northern Rock plc
              5.503%+ 12/14/99++##...............       50,000
            Sigma Finance, Inc.
  50,000    5.465%+ 10/15/99++##.................       50,000
  40,000    5.190% 02/18/00##....................       40,000
  40,000    5.220% 02/23/00##....................       40,000
  40,000    5.330% 03/01/00##....................       40,000
  25,000    5.440% 05/24/00##....................       25,000
  15,000    5.800% 07/24/00##....................       15,000
  50,000    SMM Trust Series 1999-B
              5.449% 03/15/00##(++)..............       50,000
                                                   -----------
                                                     1,608,911
                                                   -----------
            TOTAL CORPORATE OBLIGATIONS
              (Cost $3,503,524)..................    3,503,524
                                                   -----------
            FUNDING AGREEMENTS -- 12.6%
            Allstate Life Insurance
              Company
  25,000    5.470%+ 10/01/99++(++)...............       25,000
  25,000    5.470%+ 10/01/99++(++)...............       25,000

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            FUNDING AGREEMENTS -- (CONTINUED)
            Anchor National Life Insurance
              Company
$ 25,000    5.409%+ 10/01/99++(++)...............  $    25,000
  50,000    5.560%+ 10/01/99++(++)...............       50,000
            Commonwealth Life Insurance Company
              Inc.
  50,000    5.550%+ 10/01/99++(++)...............       50,000
  62,000    5.580%+ 10/01/99++(++)...............       62,000
  10,000    5.580%+ 10/01/99++(++)...............       10,000
  50,000    First Allmerica Financial Life
              Insurance Company
              5.550%+ 11/24/99++(++).............       50,000
  60,000    Life Insurance Company of Georgia
              5.449%+ 10/01/99++(++).............       60,000
            Life Insurance Company of Virginia
  25,000    5.292%+ 10/01/99++(++)...............       25,000
  25,000    5.292%+ 10/01/99++(++)...............       25,000
  50,000    5.302%+ 10/01/99++(++)...............       50,000
            Metropolitan Life Insurance Company
  45,000    5.590%+ 10/01/99++(++)...............       45,000
  45,000    5.590%+ 10/01/99++(++)...............       45,000
  50,000    New York Life Insurance Company
              5.379%+ 10/01/99++(++).............       50,000
            Peoples Security Life Insurance
              Company
  20,000    5.480%+ 10/01/99++(++)...............       20,000
  20,000    5.580%+ 10/01/99++(++)...............       20,000
  50,000    Sun Life Insurance Company of America
              5.439%+ 10/01/99++(++).............       50,000
  25,000    Travelers Life Insurance Company
              5.425%+ 10/01/99++(++).............       25,000
                                                   -----------
            TOTAL FUNDING AGREEMENTS
              (Cost $712,000)....................      712,000
                                                   -----------

 SHARES
 (000)
--------------------------------------------------------------
           INVESTMENT COMPANIES -- 0.8%
  29,799   AIM Liquid Asset Portfolio..........       29,799
   2,917   AIM Prime Fund......................        2,917
  11,615   Dreyfus Cash Management Plus Fund...       11,615
                                                  ----------
           TOTAL INVESTMENT COMPANIES
             (Cost $44,331)....................       44,331
                                                  ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Prime Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
                                                    (000)
------------------------------------------------------------
           TOTAL INVESTMENTS
             (Cost $5,655,676*).........   99.8%  $5,655,676
                                                  ----------
           OTHER ASSETS AND
             LIABILITIES (NET)..........    0.2%
           Cash................................   $       41
           Receivable for investment securities
             sold..............................    1,330,662
           Receivable for Fund shares sold.....       43,362
           Interest receivable.................       33,876
           Prepaid expenses....................           11
           Payable for Fund shares redeemed....      (27,103)
           Investment advisory fee payable.....         (869)
           Administration fee payable..........         (387)
           Shareholder servicing and
             distribution fees payable.........       (1,009)
           Distributions payable...............      (15,367)
           Payable for investment securities
             purchased.........................   (1,347,824)
           Accrued Trustees'/Directors' fees
             and expenses......................         (217)
           Accrued expenses and other
             liabilities.......................       (1,257)
                                                  ----------
           TOTAL OTHER ASSETS AND LIABILITIES
             (NET).............................       13,919
                                                  ----------
           NET ASSETS...................  100.0%  $5,669,595
                                                  ==========
           NET ASSETS CONSIST OF:
           Accumulated net realized loss on
             investments sold..................   $     (667)
           Paid-in capital.....................    5,670,262
                                                  ----------
           NET ASSETS..........................   $5,669,595
                                                  ==========


                                                    VALUE
------------------------------------------------------------
           NET ASSET VALUE, OFFERING AND
             REDEMPTION PRICE PER SHARE
           PRIMARY A SHARES:
           ($2,710,520,106 / 2,711,011,006
             shares outstanding)...............        $1.00
                                                        ----
                                                        ----
           PRIMARY B SHARES:
           ($14,169,597 / 14,173,321 shares
             outstanding)......................        $1.00
                                                        ----
                                                        ----
           INVESTOR A SHARES:
           ($680,898,122 / 681,004,892 shares
             outstanding)......................        $1.00
                                                        ----
                                                        ----
           INVESTOR B SHARES:
           ($670,519,691 / 670,633,342 shares
             outstanding)......................        $1.00
                                                        ----
                                                        ----
           INVESTOR C SHARES:
           ($16,241,441 / 16,243,452 shares
             outstanding)......................        $1.00
                                                        ----
                                                        ----
           DAILY SHARES:
           ($1,554,785,532 / 1,555,189,489
             shares outstanding)...............        $1.00
                                                        ----
                                                        ----
           MARSICO SHARES:
           ($22,460,569 / 22,460,701 shares
             outstanding)......................        $1.00
                                                        ----
                                                        ----

---------------

 * Aggregate cost for Federal income tax purposes.

 ** Variable rate demand notes. The interest rate shown reflects the rate in effect at September 30, 1999. These securities are subject to demand features of either one, seven, thirty, ninety or one hundred eighty days.

 + Floating rate security. The interest rate shown reflects the rate in effect at September 30, 1999.

 ++ Reset date. Interest rates reset either daily, weekly or monthly.

(++) Restricted security (Note 5).

(+) Security subject to a demand feature which allows the fund to put the security back to the issuer within 7 to 180 calendar days.

 # Securities are not registered under the Securities Act of 1933, as amended.
   These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 ## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


ABBREVIATIONS:

  AMBAC             American Municipal Bond Assurance
                      Corporation
  AMT               Alternative Minimum Tax
  BAN               Bond Anticipation Note
  CFC               Cooperative Finance Corporation
  FGIC              Financial Guaranty Insurance
                      Corporation
  FHLB              Federal Home Loan Bank
  FNMA              Federal National Mortgage Association
  FSA               Financial Security Assurance
  GO                General Obligation
  IDR               Industrial Development Revenue
  LOC               Letter of Credit
  MBIA              Municipal Bond Insurance Association
  MTN               Medium Term Note
  PCR               Pollution Control Revenue
  SBPA              Standby Bond Purchase Agreement
  SLMA              Student Loan Marketing Association
  TAN               Tax Anticipation Note
  TRAN              Tax and Revenue Anticipation Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)
For the six months ended September 30, 1999

                                                                                               GOVERNMENT
                                                          TAX EXEMPT          TREASURY        MONEY MARKET          PRIME
                                                        -----------------------------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest............................................    $       42,069     $       56,379    $        9,645     $      170,083
                                                        --------------     --------------    --------------     --------------
EXPENSES:
Investment advisory fee.............................             3,904              2,269               664              6,573
Administration fee..................................             1,260              1,132               194              3,278
Transfer agent fees.................................               234                230                37                637
Custodian fees......................................                74                 94                16                213
Legal and audit fees................................                81                 78                44                151
Registration and filing fees........................                44                 45                39                 59
Trustees'/Directors' fees and expenses..............                 8                  8                 8                  8
Other...............................................               173                129                47                280
                                                        --------------     --------------    --------------     --------------
    Subtotal........................................             5,778              3,985             1,049             11,199
Shareholder servicing and distribution fees:
  Primary B Shares..................................                13                 18                 2                 24
  Investor A Shares.................................                82              1,997                21              1,259
  Investor B Shares.................................               392                412               146              1,220
  Investor C Shares.................................                --*                --*               --*                15
  Daily Shares......................................               847                680               114              8,009
  Marsico Shares....................................                --                 --                --                 26
                                                        --------------     --------------    --------------     --------------
    Total expenses..................................             7,112              7,092             1,332             21,752
Fees waived by investment adviser, administrator
  and/or distributor................................            (2,398)              (885)             (540)            (3,939)
Fees reduced by credits allowed by the custodian....                --*                (7)               --*               (20)
                                                        --------------     --------------    --------------     --------------
    Net expenses....................................             4,714              6,200               792             17,793
                                                        --------------     --------------    --------------     --------------
NET INVESTMENT INCOME...............................            37,355             50,179             8,853            152,290
                                                        --------------     --------------    --------------     --------------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS.............                 2                 --                --                (42)
                                                        --------------     --------------    --------------     --------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    $       37,357     $       50,179    $        8,853     $      152,248
                                                        ==============     ==============    ==============     ==============

---------------

* Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                            TAX EXEMPT
                                                                 ---------------------------------
                                                                  SIX MONTHS
                                                                    ENDED
                                                                   9/30/99             YEAR ENDED
                                                                 (UNAUDITED)            3/31/99
                                                                 ---------------------------------
(IN THOUSANDS)
Net investment income.......................................    $       37,355       $       82,678
Net realized gain/(loss) on investments.....................                 2                  165
                                                                --------------       --------------
Net increase/(decrease) in net assets resulting from
  operations................................................            37,357               82,843
Distributions to shareholders from net investment income:
  Primary A Shares..........................................           (30,328)             (65,819)
  Primary B Shares..........................................              (142)                (273)
  Investor A Shares.........................................              (627)              (3,650)
  Investor B Shares.........................................            (3,173)              (7,511)
  Investor C Shares.........................................                (4)                (964)
  Daily Shares..............................................            (3,080)              (4,469)
  Marsico Shares............................................                --                   --
Net increase/(decrease) in net assets from Fund share
  transactions..............................................          (528,558)             277,351
                                                                --------------       --------------
Net increase/(decrease) in net assets.......................          (528,555)             277,508
NET ASSETS:
Beginning of period.........................................         2,788,974            2,511,466
                                                                --------------       --------------
End of period...............................................    $    2,260,419       $    2,788,974
                                                                ==============       ==============
Undistributed net investment income/(distributions in excess
  of net investment income) at end of period................    $           --       $           --
                                                                ==============       ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

               TREASURY                   GOVERNMENT MONEY MARKET                    PRIME
    -------------------------------   -------------------------------   -------------------------------
      SIX MONTHS                        SIX MONTHS                        SIX MONTHS
        ENDED                             ENDED                             ENDED
       9/30/99         YEAR ENDED        9/30/99         YEAR ENDED        9/30/99         YEAR ENDED
     (UNAUDITED)        3/31/99        (UNAUDITED)        3/31/99        (UNAUDITED)        3/31/99
-------------------------------------------------------------------------------------------------------
    $       50,179   $      130,986   $        8,853   $       19,374   $      152,290   $      336,404
                --               (9)              --                2              (42)              17
    --------------   --------------   --------------   --------------   --------------   --------------
            50,179          130,977            8,853           19,376          152,248          336,421
           (15,923)         (35,810)          (6,027)         (12,220)         (68,584)        (144,712)
              (323)            (715)             (31)             (82)            (448)          (1,010)
           (24,672)         (70,376)            (266)            (991)         (16,312)         (87,660)
            (5,207)         (15,860)          (1,847)          (4,572)         (16,208)         (34,889)
                (4)            (182)              (7)             (65)            (286)          (2,729)
            (4,050)          (8,054)            (675)          (1,457)         (49,962)         (65,322)
                --               --               --               --             (489)             (83)
          (328,042)        (276,945)         (88,677)          86,342       (1,746,797)       1,815,548
    --------------   --------------   --------------   --------------   --------------   --------------
          (328,042)        (276,965)         (88,677)          86,331       (1,746,838)       1,815,564
         2,444,610        2,721,575          416,451          330,120        7,416,433        5,600,869
    --------------   --------------   --------------   --------------   --------------   --------------
    $    2,116,568   $    2,444,610   $      327,774   $      416,451   $    5,669,595   $    7,416,433
    ==============   ==============   ==============   ==============   ==============   ==============
                --               --   $           --   $           --   $           --   $           (1)
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  STATEMENT OF CASH FLOWS                                            (UNAUDITED)
For the six months ended September 30, 1999

                                                                            TREASURY
                                                                             (000)
                                                                --------------------------------
CASH FLOWS FROM OPERATING AND INVESTING ACTIVITIES:
  Investment income received................................    $       59,623
  Payment of operating expenses.............................            (5,631)
  Net proceeds from reverse repurchase agreements
    outstanding.............................................          (261,619)
  Net purchases of short-term investments...................           784,806
                                                                --------------
Cash provided by operating and investing activities.........                      $      577,179
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from Fund shares sold............................         2,075,266
  Payment on shares redeemed................................        (2,612,086)
  Distributions paid*.......................................           (40,351)
                                                                --------------
Cash used by financing activities...........................                            (577,171)
                                                                                  --------------
  Increase in cash..........................................                      $            8
  Cash at beginning of period...............................                                 171
                                                                                  --------------
  Cash at end of period.....................................                      $          179
                                                                                  ==============
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
  TO CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations........                      $       50,179
  Decrease in investments...................................    $      875,625
  Decrease in payable for reverse repurchase agreement
    transactions............................................          (261,619)
  Decrease in interest and dividends receivable.............             1,313
  Increase in receivable for investments sold...............        (1,597,138)
  Increase in payable for investments sold..................         1,508,249
  Decrease in other assets..................................                47
  Increase in accrued expenses and other payables...........               523
                                                                --------------
Cash provided by operating and investing activities.........                      $      577,179
                                                                                  ==============

---------------

* Non-cash activities include reinvestment of dividends of $6,754.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY*

                                                          TAX EXEMPT                               TREASURY
                                              SIX MONTHS ENDED                        SIX MONTHS ENDED
                                             SEPTEMBER 30, 1999      YEAR ENDED      SEPTEMBER 30, 1999      YEAR ENDED
                                                (UNAUDITED)        MARCH 31, 1999       (UNAUDITED)        MARCH 31, 1999
                                             ----------------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold.....................................      $ 607,353          $ 2,239,774         $   250,350         $   745,038
  Issued in exchange for Institutional
    Shares of Emerald (Note 8):
    Tax-Exempt Fund........................             --              111,309                  --                  --
    Treasury Fund..........................             --                   --                  --             280,819
  Issued in exchange for assets of
    Nationsbank Common Trust Municipal Temp
    Fund (Note 8)..........................             --               52,112                  --                  --
  Issued as reinvestment of dividends......            212                1,384                  35                  68
  Redeemed.................................       (867,785)          (2,273,641)           (432,336)           (874,634)
                                                 ---------          -----------         -----------         -----------
  Net increase/(decrease)..................      $(260,220)         $   130,938         $  (181,951)        $   151,291
                                                 =========          ===========         ===========         ===========
PRIMARY B SHARES:
  Sold.....................................      $  20,765          $    35,307         $    13,342         $    49,612
  Issued as reinvestment of dividends......              1                    1                  --                  --
  Redeemed.................................        (20,766)             (33,799)            (21,192)            (41,055)
                                                 ---------          -----------         -----------         -----------
  Net increase/(decrease)..................      $      --**        $     1,509         $    (7,850)        $     8,557
                                                 =========          ===========         ===========         ===========
INVESTOR A SHARES:
  Sold.....................................      $  29,981          $   515,758         $ 1,391,899         $ 3,421,643
  Issued in exchange for Service Shares of
    Emerald (Note 8):
    Tax-Exempt Fund........................             --                  551                  --                  --
    Treasury Fund..........................             --                   --                  --             518,802
  Issued as reinvestment of dividends......            620                3,340               1,510               7,103
  Redeemed.................................        (37,434)            (637,759)         (1,400,526)         (4,132,631)
                                                 ---------          -----------         -----------         -----------
  Net increase/(decrease)..................      $  (6,833)         $  (118,110)        $    (7,117)        $  (185,083)
                                                 =========          ===========         ===========         ===========
INVESTOR B SHARES:
  Sold.....................................      $ 234,316          $   718,176         $   300,266         $ 2,050,523
  Issued as reinvestment of dividends......          2,316                6,745               2,423               8,372
  Redeemed.................................       (293,433)            (715,284)           (370,243)         (2,343,796)
                                                 ---------          -----------         -----------         -----------
  Net increase/(decrease)..................      $ (56,801)         $     9,637         $   (67,554)        $  (284,901)
                                                 =========          ===========         ===========         ===========
INVESTOR C SHARES:
  Sold.....................................      $     370          $    77,602         $        28         $     8,917
  Issued as reinvestment of dividends......              1                  894                   4                 175
  Redeemed.................................            (87)            (145,795)                (14)            (17,212)
                                                 ---------          -----------         -----------         -----------
  Net increase/(decrease)..................      $     284          $   (67,299)        $        18         $    (8,120)
                                                 =========          ===========         ===========         ===========
DAILY SHARES:
  Sold.....................................      $ 141,743          $   579,655         $    94,757         $   668,946
  Issued in exchange for Retail Shares of
    Emerald (Note 8):
    Tax-Exempt Fund........................             --               58,840                  --                  --
    Treasury Fund..........................             --                   --                  --              75,614
  Issued as reinvestment of dividends......          3,091                4,438               2,782               5,812
  Redeemed.................................       (349,822)            (322,257)           (161,127)           (709,061)
                                                 ---------          -----------         -----------         -----------
  Net increase/(decrease)..................      $(204,988)         $   320,676         $   (63,588)        $    41,311
                                                 =========          ===========         ===========         ===========
  Total net increase/(decrease)............      $(528,558)         $   277,351         $  (328,042)        $  (276,945)
                                                 =========          ===========         ===========         ===========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 ** Amount represents less than $500.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       29

NATIONS FUNDS

--------------------------------------------------------------------------------
  SCHEDULES OF CAPITAL STOCK ACTIVITY* (CONTINUED)

                                                   GOVERNMENT MONEY MARKET                          PRIME
                                              SIX MONTHS ENDED                        SIX MONTHS ENDED
                                             SEPTEMBER 30, 1999      YEAR ENDED      SEPTEMBER 30, 1999      YEAR ENDED
                                                (UNAUDITED)        MARCH 31, 1999       (UNAUDITED)        MARCH 31, 1999
                                             ----------------------------------------------------------------------------
(IN THOUSANDS)
PRIMARY A SHARES:
  Sold.....................................      $ 122,076          $   799,733         $ 1,306,220         $ 2,884,029
  Issued in exchange for Institutional
    Shares of Emerald Prime Fund (Note
    8).....................................             --                   --                  --             351,001
  Issued as reinvestment of dividends......             27                   14               1,123               3,278
  Redeemed.................................       (163,061)            (741,571)         (1,750,176)         (2,937,008)
                                                 ---------          -----------         -----------         -----------
  Net increase/(decrease)..................      $ (40,958)         $    58,176         $  (442,833)        $   301,300
                                                 =========          ===========         ===========         ===========
PRIMARY B SHARES:
  Sold.....................................      $   6,552          $     6,527         $    61,614         $   184,200
  Issued as reinvestment of dividends......             --                   --                  --                  --
  Redeemed.................................         (7,166)              (7,041)           (129,093)           (110,683)
                                                 ---------          -----------         -----------         -----------
  Net increase/(decrease)..................      $    (614)         $      (514)        $   (67,479)        $    73,517
                                                 =========          ===========         ===========         ===========
INVESTOR A SHARES:
  Sold.....................................      $  47,676          $    88,851         $ 1,079,006         $ 6,032,561
  Issued in exchange for Service Shares of
    Emerald Prime Fund (Note 8)............             --                   --                  --           1,222,395
  Issued as reinvestment of dividends......            252                  920              15,798              60,480
  Redeemed.................................        (48,487)             (99,654)         (1,109,604)         (8,326,879)
                                                 ---------          -----------         -----------         -----------
  Net increase/(decrease)..................      $    (559)         $    (9,883)        $   (14,800)        $(1,011,443)
                                                 =========          ===========         ===========         ===========
INVESTOR B SHARES:
  Sold.....................................      $ 122,814          $ 1,221,157         $ 1,242,396         $ 3,900,160
  Issued as reinvestment of dividends......          1,507                3,747              12,667              31,563
  Redeemed.................................       (145,686)          (1,219,880)         (1,323,211)         (4,037,571)
                                                 ---------          -----------         -----------         -----------
  Net increase/(decrease)..................      $ (21,365)         $     5,024         $   (68,148)        $  (105,848)
                                                 =========          ===========         ===========         ===========
INVESTOR C SHARES:
  Sold.....................................      $     428          $     1,991         $     9,265         $   105,867
  Issued as reinvestment of dividends......              7                   62                 257               2,522
  Redeemed.................................            (23)              (5,380)             (4,318)           (193,462)
                                                 ---------          -----------         -----------         -----------
  Net increase/(decrease)..................      $     412          $    (3,327)        $     5,204         $   (85,073)
                                                 =========          ===========         ===========         ===========
DAILY SHARES:
  Sold.....................................      $  81,475          $   630,871         $   655,006         $ 3,067,562
  Issued in exchange for Retail Shares of
    Emerald Prime Fund (Note 8)............             --                   --                  --             601,006
  Issued as reinvestment of dividends......            678                1,438              50,067              64,860
  Redeemed.................................       (107,746)            (595,443)         (1,868,304)         (1,108,303)
                                                 ---------          -----------         -----------         -----------
  Net increase/(decrease)..................      $ (25,593)         $    36,866         $(1,163,231)        $ 2,625,125
                                                 =========          ===========         ===========         ===========
MARSICO SHARES:+
  Sold.....................................      $      --          $        --         $    77,862         $    22,087
  Issued as reinvestment of dividends......             --                   --                 400                  23
  Redeemed.................................             --                   --             (73,772)             (4,140)
                                                 ---------          -----------         -----------         -----------
  Net increase/(decrease)..................      $      --          $        --         $     4,490         $    17,970
                                                 =========          ===========         ===========         ===========
  Total net increase/(decrease)............      $ (88,677)         $    86,342         $(1,746,797)        $ 1,815,548
                                                 =========          ===========         ===========         ===========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 + The Marsico Shares commenced operations on January 26, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                       30

                     [This page intentionally left blank.]

NATIONS FUNDS
  FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period.

                                                                NET ASSET                         DIVIDENDS
                                                                  VALUE             NET            FROM NET
                                                                BEGINNING       INVESTMENT        INVESTMENT
                                                                OF PERIOD         INCOME            INCOME
                                                                --------------------------------------------
TAX EXEMPT
PRIMARY A SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00           $0.0152          $(0.0152)
Year ended 3/31/1999........................................       1.00            0.0312           (0.0312)
Year ended 3/31/1998........................................       1.00            0.0345           (0.0345)
Year ended 3/31/1997........................................       1.00            0.0324           (0.0324)
Period ended 3/31/1996(a)...................................       1.00            0.0112           (0.0112)
Year ended 11/30/1995.......................................       1.00            0.0361           (0.0361)
Year ended 11/30/1994.......................................       1.00            0.0257           (0.0257)
PRIMARY B SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00           $0.0140          $(0.0140)
Year ended 3/31/1999........................................       1.00            0.0288           (0.0288)
Year ended 3/31/1998........................................       1.00            0.0320           (0.0320)
Year ended 3/31/1997........................................       1.00            0.0300           (0.0300)
Period ended 3/31/1996(a)...................................       1.00            0.0104           (0.0104)
Year ended 11/30/1995.......................................       1.00            0.0335           (0.0335)
Period ended 11/30/1994*....................................       1.00            0.0116           (0.0116)
INVESTOR A SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00           $0.0135          $(0.0135)
Year ended 3/31/1999........................................       1.00            0.0278           (0.0278)
Year ended 3/31/1998........................................       1.00            0.0316           (0.0316)
Year ended 3/31/1997........................................       1.00            0.0300           (0.0300)
Period ended 3/31/1996(a)...................................       1.00            0.0104           (0.0104)
Year ended 11/30/1995.......................................       1.00            0.0335           (0.0335)
Year ended 11/30/1994.......................................       1.00            0.0231           (0.0231)
INVESTOR B SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00           $0.0142          $(0.0142)
Year ended 3/31/1999........................................       1.00            0.0293           (0.0293)
Year ended 3/31/1998........................................       1.00            0.0325           (0.0325)
Year ended 3/31/1997........................................       1.00            0.0307           (0.0307)
Period ended 3/31/1996(a)...................................       1.00            0.0106           (0.0106)
Year ended 11/30/1995.......................................       1.00            0.0342           (0.0342)
Period ended 11/30/1994*....................................       1.00            0.0141           (0.0141)
INVESTOR C SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00           $0.0140          $(0.0140)
Year ended 3/31/1999........................................       1.00            0.0288           (0.0288)
Year ended 3/31/1998........................................       1.00            0.0323           (0.0323)
Year ended 3/31/1997........................................       1.00            0.0311           (0.0311)
Period ended 3/31/1996(a)...................................       1.00            0.0107           (0.0107)
Year ended 11/30/1995.......................................       1.00            0.0346           (0.0346)
Period ended 11/30/1994*....................................       1.00            0.0203           (0.0203)
DAILY SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00           $0.0127          $(0.0127)
Year ended 3/31/1999........................................       1.00            0.0263           (0.0263)
Year ended 3/31/1998........................................       1.00            0.0295           (0.0295)
Year ended 3/31/1997........................................       1.00            0.0270           (0.0270)
Period ended 3/31/1996(a)...................................       1.00            0.0090           (0.0090)
Period ended 11/30/1995*....................................       1.00            0.0243           (0.0243)

---------------

  * Tax Exempt Primary B, Investor B, Investor C and Daily Shares commenced operations on June 16, 1994, May 17, 1994, March 7, 1994 and February 10, 1995, respectively.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (b) The effect of interest expense on the operating expense ratio was less than 0.01%.

 (c) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                          WITHOUT WAIVERS
                                                                          AND/OR EXPENSE
                                                                          REIMBURSEMENTS
                                                                          ---------------
                                          RATIO OF         RATIO OF          RATIO OF
                            NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                   END OF     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE         TOTAL       PERIOD     AVERAGE NET     AVERAGE NET          AVERAGE
END OF PERIOD    RETURN++     (000)        ASSETS           ASSETS          NET ASSETS
-----------------------------------------------------------------------------------------
    $1.00          1.53%    $1,871,931      0.30%+(c)        3.04%+            0.46%+(c)
     1.00          3.17     2,132,148       0.30(b)          3.11              0.55(b)
     1.00          3.48     2,001,083       0.30(b)          3.43              0.56(b)
     1.00          3.29     1,184,313       0.30             3.25              0.55
     1.00          1.12     1,078,764       0.30+            3.35+             0.58+
     1.00          3.68       905,125       0.30             3.62              0.57
     1.00          2.60       820,677       0.27             2.59              0.59
    $1.00          1.40%    $  10,236       0.55%+(c)        2.79%+            0.71%+(c)
     1.00          2.91        10,236       0.55(b)          2.86              0.80(b)
     1.00          3.22         8,726       0.55(b)          3.18              0.81(b)
     1.00          3.04        13,151       0.55             3.00              0.80
     1.00          1.04         9,370       0.55+            3.10+             0.83+
     1.00          3.39        11,666       0.55             3.37              0.82
     1.00          1.17        18,207       0.52+            2.34+             0.84+
    $1.00          1.35%    $  46,859       0.65%+(c)        2.69%+            0.81%+(c)
     1.00          2.81        53,693       0.65(b)          2.76              0.90(b)
     1.00          3.20       171,786       0.58(b)          3.15              0.84(b)
     1.00          3.04       145,337       0.55             3.00              0.80
     1.00          1.04       128,414       0.55+            3.10+             0.83+
     1.00          3.40       126,207       0.55             3.37              0.82
     1.00          2.36       151,714       0.52             2.34              0.84
    $1.00          1.43%    $ 202,669       0.50%+(c)        2.84%+            0.81%+(c)
     1.00          2.97       259,469       0.50(b)          2.91              0.90(b)
     1.00          3.30       249,819       0.50(b)          3.23              0.76(b)
     1.00          3.11       228,601       0.50             3.05              0.75
     1.00          1.06       132,914       0.50+            3.15+             0.78+
     1.00          3.47        86,374       0.50             3.42              0.77
     1.00          1.43             3       0.47+            2.39+             0.79+
    $1.00          1.40%    $     502       0.55%+(c)        2.79%+            0.71%+(c)
     1.00          2.91           218       0.55(b)          2.86              0.80(b)
     1.00          3.26        67,511       0.48(b)          3.25              0.74(b)
     1.00          3.15        62,761       0.45             3.10              0.70
     1.00          1.07        66,743       0.45+            3.20+             0.73+
     1.00          3.52        41,409       0.45             3.47              0.72
     1.00          2.05        25,704       0.42+            2.44+             0.74+
    $1.00          1.28%    $ 128,222       0.80%+(c)        2.54%+            1.16%+(c)
     1.00          2.66       333,210       0.80(b)          2.61              1.25(b)
     1.00          2.98        12,541       0.80(b)          2.93              1.06(b)
     1.00          2.73         2,334       0.80             2.75              1.05
     1.00          0.91             2       0.69+            2.96+             0.97+
     1.00          2.61             2       0.45+            3.47+             0.72+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                         DIVIDENDS
                                                                  VALUE             NET            FROM NET
                                                                BEGINNING       INVESTMENT        INVESTMENT
                                                                OF PERIOD         INCOME            INCOME
                                                                --------------------------------------------
TREASURY
PRIMARY A SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00           $0.0234          $(0.0234)
Year ended 3/31/1999........................................       1.00            0.0499           (0.0499)
Year ended 3/31/1998........................................       1.00            0.0531           (0.0531)
Year ended 3/31/1997........................................       1.00            0.0509           (0.0509)
Period ended 3/31/1996(a)...................................       1.00            0.0458           (0.0458)#
Year ended 5/31/1995........................................       1.00            0.0494           (0.0494)#
Year ended 5/31/1994........................................       1.00            0.0297           (0.0297)
PRIMARY B SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00           $0.0222          $(0.0222)
Year ended 3/31/1999........................................       1.00            0.0474           (0.0474)
Year ended 3/31/1998........................................       1.00            0.0506           (0.0506)
Year ended 3/31/1997........................................       1.00            0.0484           (0.0484)
Period ended 3/31/1996(a)...................................       1.00            0.0437           (0.0437)#
Period ended 5/31/1995*.....................................       1.00            0.0449           (0.0449)#
INVESTOR A SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00           $0.0217          $(0.0217)
Year ended 3/31/1999........................................       1.00            0.0464           (0.0464)
Year ended 3/31/1998........................................       1.00            0.0496           (0.0496)
Year ended 3/31/1997........................................       1.00            0.0474           (0.0474)
Period ended 3/31/1996(a)...................................       1.00            0.0429           (0.0429)#
Year ended 5/31/1995........................................       1.00            0.0457           (0.0457)#
Year ended 5/31/1994........................................       1.00            0.0262           (0.0262)
INVESTOR B SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00           $0.0222          $(0.0222)
Year ended 3/31/1999........................................       1.00            0.0474           (0.0474)
Year ended 3/31/1998........................................       1.00            0.0506           (0.0506)
Year ended 3/31/1997........................................       1.00            0.0484           (0.0484)
Period ended 3/31/1996(a)...................................       1.00            0.0437           (0.0437)#
Year ended 5/31/1995........................................       1.00            0.0468           (0.0468)#
Period ended 5/31/1994*.....................................       1.00            0.0015           (0.0015)
INVESTOR C SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00           $0.0222          $(0.0222)
Year ended 3/31/1999........................................       1.00            0.0474           (0.0474)
Year ended 3/31/1998........................................       1.00            0.0506           (0.0506)
Year ended 3/31/1997........................................       1.00            0.0484           (0.0484)
Period ended 3/31/1996(a)...................................       1.00            0.0437           (0.0437)#
Year ended 5/31/1995........................................       1.00            0.0468           (0.0468)#
Period ended 5/31/1994*.....................................       1.00            0.0019           (0.0019)
DAILY SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00           $0.0209          $(0.0209)
Year ended 3/31/1999........................................       1.00            0.0449           (0.0449)
Year ended 3/31/1998........................................       1.00            0.0481           (0.0481)
Year ended 3/31/1997........................................       1.00            0.0455           (0.0455)
Period ended 3/31/1996(a)...................................       1.00            0.0404           (0.0404)
Period ended 5/31/1995*.....................................       1.00            0.0167           (0.0167)

---------------

  * Treasury Primary B, Investor B, Investor C and Daily Shares commenced operations on June 16, 1994, May 16, 1994, May 11, 1994 and February 9, 1995, respectively.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Amount includes distributions from net realized gains of less than $0.0001 per share.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

 (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                                         RATIO OF         RATIO OF          RATIO OF
                           NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET          AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS          NET ASSETS
----------------------------------------------------------------------------------------
    $1.00         2.37%    $  584,505      0.30%+(b)        4.68%+            0.35%+(b)
     1.00         5.10        766,456      0.30(b)          5.01              0.35(b)
     1.00         5.43        615,185      0.30             5.31              0.35
     1.00         5.22      1,345,585      0.30             5.09              0.35
     1.00         4.67        821,030      0.30+            5.52+             0.37+
     1.00         5.05      2,896,868      0.30             4.99              0.35
     1.00         2.99      2,679,992      0.30             2.97              0.36
    $1.00         2.24%    $   12,465      0.55%+(b)        4.43%+            0.60%+(b)
     1.00         4.84         20,315      0.55(b)          4.76              0.60(b)
     1.00         5.18         11,764      0.55             5.06              0.60
     1.00         4.96         55,170      0.55             4.84              0.60
     1.00         4.46         47,488      0.55+            5.27+             0.62+
     1.00         4.56         56,815      0.55+            4.74+             0.60+
    $1.00         2.19%    $1,169,116      0.65%+(b)        4.33%+            0.70%+(b)
     1.00         4.74      1,176,233      0.65(b)          4.66              0.70(b)
     1.00         5.06      1,361,214      0.65             4.96              0.70
     1.00         4.85        719,199      0.65             4.74              0.70
     1.00         4.36         89,584      0.65+            5.17+             0.72+
     1.00         4.65        107,475      0.67             4.62              0.72
     1.00         2.67         74,195      0.65             2.62              0.71
    $1.00         2.24%    $  194,286      0.55%+(b)        4.43%+            0.70%+(b)
     1.00         4.84        261,840      0.55(b)          4.76              0.70(b)
     1.00         5.18        546,833      0.55             5.06              0.60
     1.00         4.96        973,297      0.55             4.84              0.60
     1.00         4.46      1,525,048      0.55+            5.27+             0.62+
     1.00         4.76         52,564      0.56             4.73              0.61
     1.00         0.14              2      0.55+            2.72+             0.61+
    $1.00         2.24%    $      193      0.55%+(b)        4.43%+            0.60%+(b)
     1.00         4.84            175      0.55(b)          4.76              0.60(b)
     1.00         5.18          8,295      0.55             5.06              0.60
     1.00         4.96         13,868      0.55             4.84              0.60
     1.00         4.46          8,783      0.55+            5.27+             0.62+
     1.00         4.76          6,373      0.56             4.73              0.61
     1.00         0.19            191      0.55+            2.72+             0.61+
    $1.00         2.11%    $  156,003      0.80%+(b)        4.18%+            1.05%+(b)
     1.00         4.58        219,592      0.80(b)          4.51              1.05(b)
     1.00         4.92        178,284      0.80             4.81              0.85
     1.00         4.66         16,323      0.80             4.59              0.85
     1.00         4.09              2      0.64+            5.18+             0.71+
     1.00         1.67              2      0.55+            4.74+             0.60+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                  DIVIDENDS
                                                                  VALUE         NET         FROM NET
                                                                BEGINNING    INVESTMENT    INVESTMENT
                                                                OF PERIOD      INCOME        INCOME
                                                                -------------------------------------
GOVERNMENT MONEY MARKET
PRIMARY A SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00       $0.0235       $(0.0235)
Year ended 3/31/1999........................................       1.00        0.0497        (0.0497)
Year ended 3/31/1998........................................       1.00        0.0524        (0.0524)
Year ended 3/31/1997........................................       1.00        0.0503        (0.0503)
Period ended 3/31/1996(a)...................................       1.00        0.0173        (0.0173)
Year ended 11/30/1995.......................................       1.00        0.0558        (0.0558)
Year ended 11/30/1994.......................................       1.00        0.0375        (0.0375)#
PRIMARY B SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00       $0.0222       $(0.0222)
Year ended 3/31/1999........................................       1.00        0.0472        (0.0472)
Year ended 3/31/1998........................................       1.00        0.0499        (0.0499)
Year ended 3/31/1997........................................       1.00        0.0478        (0.0478)
Period ended 3/31/1996(a)...................................       1.00        0.0165        (0.0165)
Year ended 11/30/1995.......................................       1.00        0.0533        (0.0533)
Period ended 11/30/1994*....................................       1.00        0.0200        (0.0200)#
INVESTOR A SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00       $0.0217       $(0.0217)
Year ended 3/31/1999........................................       1.00        0.0462        (0.0462)
Year ended 3/31/1998........................................       1.00        0.0489        (0.0489)
Year ended 3/31/1997........................................       1.00        0.0468        (0.0468)
Period ended 3/31/1996(a)...................................       1.00        0.0162        (0.0162)
Year ended 11/30/1995.......................................       1.00        0.0522        (0.0522)
Year ended 11/30/1994.......................................       1.00        0.0340        (0.0340)#
INVESTOR B SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00       $0.0222       $(0.0222)
Year ended 3/31/1999........................................       1.00        0.0472        (0.0472)
Year ended 3/31/1998........................................       1.00        0.0499        (0.0499)
Year ended 3/31/1997........................................       1.00        0.0478        (0.0478)
Period ended 3/31/1996(a)...................................       1.00        0.0165        (0.0165)
Year ended 11/30/1995.......................................       1.00        0.0532        (0.0532)
Period ended 11/30/1994*....................................       1.00        0.0222        (0.0222)#
INVESTOR C SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00       $0.0222       $(0.0222)
Year ended 3/31/1999........................................       1.00        0.0472        (0.0472)
Year ended 3/31/1998........................................       1.00        0.0499        (0.0499)
Year ended 3/31/1997........................................       1.00        0.0478        (0.0478)
Period ended 3/31/1996(a)...................................       1.00        0.0165        (0.0165)
Year ended 11/30/1995.......................................       1.00        0.0532        (0.0532)
Period ended 11/30/1994*....................................       1.00        0.0290        (0.0290)#
DAILY SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00       $0.0210       $(0.0210)
Year ended 3/31/1999........................................       1.00        0.0447        (0.0447)
Year ended 3/31/1998........................................       1.00        0.0474        (0.0474)
Year ended 3/31/1997........................................       1.00        0.0453        (0.0453)
Period ended 3/31/1996(a)...................................       1.00        0.0157        (0.0157)
Period ended 11/30/1995*....................................       1.00        0.0418        (0.0418)

---------------

  * Government Money Market Primary B, Investor B, Investor C and Daily Shares commenced operations on June 16, 1994, May 17, 1994, March 21, 1994 and February 10, 1995, respectively.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 # Amount includes distributions from net realized gains of less than $0.0001 per share.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was November 30.

 (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                                         RATIO OF         RATIO OF          RATIO OF
                           NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET        AVERAGE NET
END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS            ASSETS
----------------------------------------------------------------------------------------
    $1.00         2.37%     $234,719       0.30%+(b)        4.68%+            0.54%+(b)
     1.00         5.08       275,677       0.30(b)          4.97              0.58(b)
     1.00         5.39       217,506       0.30             5.25              0.59
     1.00         5.18       299,395       0.30             5.03              0.57
     1.00         1.74       336,771       0.30+            5.20+             0.59+
     1.00         5.72       332,895       0.30             5.58              0.57
     1.00         3.84       432,729       0.30             3.79              0.59
    $1.00         2.24%     $    685       0.55%+(b)        4.43%+            0.79%+(b)
     1.00         4.82         1,298       0.55(b)          4.72              0.83(b)
     1.00         5.12         1,812       0.55             5.00              0.84
     1.00         4.93        19,450       0.55             4.78              0.82
     1.00         1.66        31,581       0.55+            4.95+             0.84+
     1.00         5.45        27,122       0.55             5.33              0.82
     1.00         2.02        72,747       0.55+            3.54+             0.84+
    $1.00         2.19%     $ 13,364       0.65%+(b)        4.33%+            0.89%+(b)
     1.00         4.72        13,924       0.65(b)          4.62              0.93(b)
     1.00         5.01        23,806       0.65             4.90              0.94
     1.00         4.80        18,717       0.65             4.68              0.92
     1.00         1.62        48,742       0.65+            4.85+             0.94+
     1.00         5.34        26,175       0.65             5.23              0.92
     1.00         3.45        20,173       0.65             3.44              0.94
    $1.00         2.24%     $ 60,715       0.55%+(b)        4.43%+            0.89%+(b)
     1.00         4.82        82,080       0.55(b)          4.72              0.93(b)
     1.00         5.12        77,060       0.55             5.00              0.84
     1.00         4.93        27,750       0.55             4.78              0.82
     1.00         1.66        62,617       0.55+            4.95+             0.84+
     1.00         5.45        27,079       0.55             5.33              0.82
     1.00         2.24        11,955       0.55+            3.54+             0.84+
    $1.00         2.24%     $    454       0.55%+(b)        4.43%+            0.79%+(b)
     1.00         4.82            42       0.55(b)          4.72              0.83(b)
     1.00         5.12         3,369       0.55             5.00              0.84
     1.00         4.93         2,142       0.55             4.78              0.82
     1.00         1.66         1,731       0.55+            4.95+             0.84+
     1.00         5.44         4,414       0.55             5.33              0.82
     1.00         2.94           476       0.55+            3.54+             0.84+
    $1.00         2.11%     $ 17,837       0.80%+(b)        4.18%+            1.24%+(b)
     1.00         4.56        43,430       0.80(b)          4.47              1.28(b)
     1.00         4.85         6,567       0.80             4.75              1.09
     1.00         4.63         7,860       0.80             4.53              1.07
     1.00         1.58             2       0.71+            4.79+             1.00+
     1.00         4.38             2       0.55+            5.33+             0.82+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                  DIVIDENDS
                                                                  VALUE         NET         FROM NET
                                                                BEGINNING    INVESTMENT    INVESTMENT
                                                                OF PERIOD      INCOME        INCOME
                                                                -------------------------------------
PRIME
PRIMARY A SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00       $0.0245       $(0.0245)
Year ended 3/31/1999........................................       1.00        0.0521        (0.0521)
Year ended 3/31/1998........................................       1.00        0.0547        (0.0547)
Year ended 3/31/1997........................................       1.00        0.0520        (0.0520)
Period ended 3/31/1996(a)...................................       1.00        0.0468        (0.0468)
Year ended 5/31/1995........................................       1.00        0.0519        (0.0519)
Year ended 5/31/1994........................................       1.00        0.0318        (0.0318)
PRIMARY B SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00       $0.0232       $(0.0232)
Year ended 3/31/1999........................................       1.00        0.0496        (0.0496)
Year ended 3/31/1998........................................       1.00        0.0522        (0.0522)
Year ended 3/31/1997........................................       1.00        0.0495        (0.0495)
Period ended 3/31/1996(a)...................................       1.00        0.0447        (0.0447)
Period ended 5/31/1995*.....................................       1.00        0.0474        (0.0474)
INVESTOR A SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00       $0.0227       $(0.0227)
Year ended 3/31/1999........................................       1.00        0.0486        (0.0486)
Year ended 3/31/1998........................................       1.00        0.0512        (0.0512)
Year ended 3/31/1997........................................       1.00        0.0485        (0.0485)
Period ended 3/31/1996(a)...................................       1.00        0.0438        (0.0438)
Year ended 5/31/1995........................................       1.00        0.0475        (0.0475)
Year ended 5/31/1994........................................       1.00        0.0283        (0.0283)
INVESTOR B SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00       $0.0232       $(0.0232)
Year ended 3/31/1999........................................       1.00        0.0496        (0.0496)
Year ended 3/31/1998........................................       1.00        0.0522        (0.0522)
Year ended 3/31/1997........................................       1.00        0.0495        (0.0495)
Period ended 3/31/1996(a)...................................       1.00        0.0447        (0.0447)
Year ended 5/31/1995........................................       1.00        0.0493        (0.0493)
Period ended 5/31/1994*.....................................       1.00        0.0015        (0.0015)
INVESTOR C SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00       $0.0233       $(0.0233)
Year ended 3/31/1999........................................       1.00        0.0496        (0.0496)
Year ended 3/31/1998........................................       1.00        0.0522        (0.0522)
Year ended 3/31/1997........................................       1.00        0.0495        (0.0495)
Period ended 3/31/1996(a)...................................       1.00        0.0447        (0.0447)
Year ended 5/31/1995........................................       1.00        0.0493        (0.0493)
Period ended 5/31/1994*.....................................       1.00        0.0155        (0.0155)
DAILY SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00       $0.0220       $(0.0220)
Year ended 3/31/1999........................................       1.00        0.0471        (0.0471)
Year ended 3/31/1998........................................       1.00        0.0497        (0.0497)
Year ended 3/31/1997........................................       1.00        0.0470        (0.0470)
Period ended 3/31/1996(a)...................................       1.00        0.0439        (0.0439)
Period ended 5/31/1995*.....................................       1.00        0.0173        (0.0173)
MARSICO SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00       $0.0232       $(0.0232)
Period ended 3/31/1999*.....................................       1.00        0.0080        (0.0080)

---------------

  * Prime Primary B, Investor B, Investor C, Daily Shares and Marsico Shares commenced operations on June 16, 1994, May 11, 1994, November 26, 1993, February 9, 1995 and January 26, 1999, respectively.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.

 (b) The effect of the fees reduced by credits allowed by the custodian on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

                                                                         WITHOUT WAIVERS
                                                                         AND/OR EXPENSE
                                                                         REIMBURSEMENTS
                                                                         ---------------
                                         RATIO OF         RATIO OF          RATIO OF
                           NET ASSETS    OPERATING     NET INVESTMENT       OPERATING
  NET ASSET                  END OF     EXPENSES TO   INCOME/(LOSS) TO     EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET     AVERAGE NET        AVERAGE NET
END OF PERIOD   RETURN++     (000)        ASSETS           ASSETS            ASSETS
----------------------------------------------------------------------------------------
    $1.00         2.47%    $2,710,520      0.30%+(b)        4.90%+            0.34%+(b)
     1.00         5.34      3,153,372      0.30(b)          5.21              0.34(b)
     1.00         5.61      2,852,555      0.30             5.48              0.35
     1.00         5.34      2,533,688      0.30             5.21              0.35
     1.00         4.79      2,472,469      0.30+            5.62+             0.37+
     1.00         5.32      2,873,096      0.30             5.23              0.38
     1.00         3.22      2,883,762      0.30             3.20              0.37
    $1.00         2.35%    $   14,169      0.55%+(b)        4.65%+            0.59%+(b)
     1.00         5.08         81,649      0.55(b)          4.96              0.59(b)
     1.00         5.34          8,132      0.55             5.23              0.60
     1.00         5.05        184,021      0.55             4.96              0.60
     1.00         4.57         96,305      0.55+            5.37+             0.62+
     1.00         4.84        126,120      0.55+            4.98+             0.63+
    $1.00         2.30%    $  680,898      0.65%+(b)        4.55%+            0.69%+(b)
     1.00         4.91        695,703      0.65(b)          4.86              0.69(b)
     1.00         5.24      1,706,692      0.65             5.13              0.70
     1.00         4.96      1,157,724      0.65             4.86              0.70
     1.00         4.48      1,099,490      0.65+            5.27+             0.72+
     1.00         4.85        698,358      0.75             4.78              0.83
     1.00         2.86        511,833      0.65             2.85              0.72
    $1.00         2.35%    $  670,520      0.55%+(b)        4.65%+            0.69%+(b)
     1.00         5.02        738,673      0.55(b)          4.96              0.69(b)
     1.00         5.34        844,367      0.55             5.23              0.60
     1.00         5.05        381,015      0.55             4.96              0.60
     1.00         4.57        358,646      0.55+            5.37+             0.62+
     1.00         5.03        216,973      0.56             4.97              0.64
     1.00         0.15              2      0.55+            2.95+             0.62+
    $1.00         2.35%    $   16,242      0.55%+(b)        4.65%+            0.59%+(b)
     1.00         5.02         11,037      0.55(b)          4.96              0.59(b)
     1.00         5.34         96,149      0.55             5.23              0.60
     1.00         5.05         93,678      0.55             4.96              0.60
     1.00         4.57         74,822      0.55+            5.37+             0.62+
     1.00         5.03         53,451      0.56             4.97              0.64
     1.00         1.58          1,481      0.55+            2.95+             0.62+
    $1.00         2.22%    $1,554,785      0.80%+(b)        4.40%+            1.04%+(b)
     1.00         4.75      2,718,028      0.80(b)          4.71              1.04(b)
     1.00         5.08         92,974      0.80             4.98              0.85
     1.00         4.80          9,010      0.80             4.71              0.85
     1.00         4.49             40      0.67+            5.25+             0.74+
     1.00         1.74              2      0.55+            4.98+             0.63+
    $1.00         2.35%    $   22,461      0.55%+(b)        4.65%+            0.59%+(b)
     1.00         0.80         17,970      0.55+(b)         4.96+             0.59+(b)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Fund Trust (the "Trust") and Nations Fund, Inc. (the "Company") are each registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 1999, the Trust offered thirty-six separate portfolios and the Company offered seven separate portfolios. These financial statements pertain only to the money market portfolios of the Trust and the Company (each a "Fund" and collectively, the "Funds"). Financial statements for the other portfolios of the Trust and the Company are presented under separate cover. The Funds currently offer six classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares, Investor C Shares and Daily Shares. The Prime Fund also offers Marsico Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities valuation: Securities are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees/Directors.

Repurchase agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and date, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its right. The Funds' investment advisor and sub-advisor, under the oversight of the Board of Trustees/Directors, monitor the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Reverse repurchase agreements: Each Fund may enter into reverse repurchase agreements with institutions that the Funds' investment advisor and sub-advisor have determined are creditworthy. Under the terms of a typical reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other appropriate liquid securities at least equal in value to the Fund's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Fund may decline below the price of the securities that the Fund is obligated to repurchase. Securities subject to repurchase under reverse repurchase agreements are designated in the Statements of net assets.

At September 30, 1999, the Treasury Fund had reverse repurchase agreements outstanding as follows:

Maturity Amount.........................  $268,349,000
Maturity Date...........................    10/01/1999
Market Value of Assets Sold Under
  Agreements............................  $285,685,000

The average daily balance of reverse repurchase agreements outstanding for the Treasury Fund during the six months ended September 30, 1999 was $416,942,885.

The proceeds received by the Treasury Fund under the reverse repurchase agreements were reinvested in a tri-party repurchase agreement. Net fees earned during the six months ended September 30, 1999, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $211,946 and

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

have been included in interest income in the Statements of operations.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums calculated ratably, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it instructs the custodian to segregate assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Dividends and distributions to shareholders: It is the policy of each Fund to declare dividends from net investment income daily and to pay such dividends monthly. Each Fund will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were realized or more frequently to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

Federal income tax: Each Fund intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for Federal income or excise taxes.

Expenses: General expenses of the Trust and the Company are allocated to the Funds based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense in accordance with generally accepted accounting principles. Expenses directly attributable to a Fund or class of shares are charged to such Fund or class.

Cash flow information: Cash, as used in the Statement of cash flows, is the amount reported in the Statements of net assets and represents cash on hand at custodian banks. The Trust and the Company issue and redeem shares, invest in securities, and distribute dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of changes in net assets. Information on cash payments is presented in the Statement of cash flows for the Treasury Fund.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Each of the Trust and the Company has entered into an investment advisory agreement (the "Investment Advisory Agreements") with Banc of America Advisors, Inc. ("BAAI") (formerly known as NationsBanc Advisors, Inc.), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America") (formerly known as NationsBank, N.A.), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Funds. Under the Investment Advisory Agreements, BAAI is currently entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.20% of each Fund's average daily net assets. Effective May 14, 1999, the maximum advisory fee payable by the Government Money Market and Tax Exempt Funds decreased by 0.20% from an annual rate of 0.40% of the Funds' average daily net assets. Effective August 1, 1999, the Prime and Treasury Funds advisory fee decreased to 0.20% from the prior annual rate of 0.25% of average daily net assets on combined net assets up to $250 million and 0.20% on combined net assets exceeding $250 million.

Each of the Trust and the Company has entered into a sub-advisory agreement with BAAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of Bank of America, pursuant to which TradeStreet is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.055% of each Fund's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of the Trust and the Company. Under the co-administration agreements, Stephens and BAAI are entitled to receive a combined fee, computed daily and paid monthly, at the maximum annual rate of 0.10% of each Fund's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of the Trust and the Company pursuant to an agreement with BAAI.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

For the six months ended September 30, 1999, Stephens and BAAI earned $2,261,106 and $587,240, respectively, from the Funds for their co-administration services.

BAAI and/or the sub-advisor and Stephens may, from time to time, reduce their fees payable by each Fund. Effective August 1, 1999, BAAI and/or the sub-advisor and Stephens agreed to reimburse expenses and/or waive their fees until July 31, 2000 to the extent that total expenses (excluding shareholder servicing and distribution fees) exceed an annual rate of 0.30% of each Fund's average daily net assets. Prior to that date, BAAI and/or the sub-advisor and Stephens had voluntarily agreed to reimburse expenses and/or waive their fees to maintain these total expense limits.

BNY also serves as the custodian of the Trust's and the Company's assets. For the six months ended September 30, 1999, expenses of the Treasury, Government Money Market and Prime Fund were reduced by $27,408 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. The Tax Exempt Fund does not participate in the expense offset arrangement.

First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corporation, serves as the transfer agent for the Funds' shares. Bank of America serves as the sub-transfer agent for the Primary Shares of the Funds. For the six months ended September 30, 1999, Bank of America earned approximately $8,230 for providing such services. Stephens also serves as distributor of the Funds' shares.

Effective July 1, 1999, the Boards of Trustees/Directors of the Trust and the Company, along with the Boards of Trustees/Directors of the other open-end registered investment companies in the Nations Funds family, approved a new compensation structure for the unaffiliated Trustees/Directors. The new structure compensates the unaffiliated Trustees/Directors for their services to the open-end registered investment companies in the Nations Funds family as a whole, rather than to particular registered investment companies, or series or portfolios thereof. As of September 30, 1999, the open-end registered investment companies in the Nations Funds family were the Trust, the Company, Nations Reserves, Nations Annuity Trust, Nations LifeGoal Funds, Inc. and Nations Master Investment Trust. Under the new structure, each unaffiliated Trustee/Director receives a base retainer fee in the amount of $65,000 per year, in addition to $5,000 for each in-person meeting attended and $1,000 for each telephonic meeting attended. Each unaffiliated Trustee/Director will be compensated only for a maximum of six in-person meetings per calendar year. The Chairman of the Boards receives an additional fee of 20% of the base retainer fee and the Chairman of the Audit Committee receives an additional fee of 10% of the base retainer fee. The members of the Nominating Committee receive additional compensation at the rate of $1,000 per meeting attended. Each unaffiliated Trustee/Director is also reimbursed for expenses incurred in attending such meetings.

Prior to July 1, 1999, the Trust and the Company each paid an unaffiliated Trustee or Director an annual fee of $1,000 ($3,000 for the Chairman of the Boards), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. The Trust and the Company also reimbursed expenses incurred by each unaffiliated Trustee or Director in attending such meetings.

The Trust's and the Company's eligible Trustees/ Directors, respectively, may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of the Treasury Fund. The expense for the deferred compensation and retirement plans is included in "Trustees'/Directors' fees and expenses" in the Statements of operations.

A significant portion of each Fund's Primary A Shares represents investments by fiduciary accounts over which Bank of America has either sole or joint investment discretion.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

The Trust and the Company each have adopted shareholder servicing plans and distribution plans for the Investor A, Investor B, Investor C and Daily Shares of each Fund and a shareholder servicing plan for the Primary B Shares of each Fund and Marsico Shares of the Prime Fund. The shareholder servicing plans permit the Funds to compensate or reimburse servicing agents for shareholder services provided by the servicing agents. The distribution plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Funds to compensate or reimburse the distributor (and for Investor A Shares, the

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

distributor and/or selling agents) for activities or expenses primarily intended to result in the sale of the classes' shares. Payments are made at an annual rate, as a percentage of average daily net assets set from time to time by the Boards of Trustees/Directors, and are charged as expenses of each Fund directly to the applicable class. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

At September 30, 1999, the rates in effect and plan limits, as a percentage of average daily net assets, were as follows:

                                      CURRENT    PLAN
                                       RATE      LIMIT
                                      ----------------
Primary B, Investor A, Investor C,
  Daily and Marsico Shareholder
  Servicing Plans...................   0.25%*    0.25%
Investor B Shareholder Servicing
Plan................................   0.25%*    0.25%
Investor A Distribution Plan........   0.10%     0.10%
Investor B Distribution.............   0.00%     0.10%
Daily Distribution Plan.............   0.25%     0.45%

---------------
* Reflects a rate change effective September 1, 1999 from 0.20% for the Tax Exempt Fund.

4.  SHARES OF BENEFICIAL INTEREST/CAPITAL STOCK

At September 30, 1999, an unlimited number of shares of beneficial interest without par value were authorized for the Trust and 480,000,000,000 shares of $.001 par value capital stock were authorized for the Company. The Trust's Declaration of Trust and the Company's Articles of Incorporation authorize the Board of Trustees/ Directors to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

5.  RESTRICTED SECURITIES

Certain securities may be subject to legal restrictions and may be difficult to sell. No Fund will invest more than 10% of the value of its net assets in securities that are illiquid.

The following securities are considered both illiquid and restricted as to resale. Accordingly, they are valued at fair value in good faith by the investment advisor under the direction of the Board of Trustees/Directors, as applicable, taking into consideration such factors as the relevant Board deems appropriate.

TAX EXEMPT

                                                                                               FAIR     PERCENTAGE   HISTORICAL
                                                                       PAR VALUE    VALUE      VALUE      OF NET        COST
                                                         ACQUISITION    9/30/99    PER UNIT   9/30/99     ASSETS      9/30/99
SECURITY                                                    DATE         (000)     9/30/99     (000)     9/30/99       (000)
-------------------------------------------------------------------------------------------------------------------------------
Alliance Airport Authority, Inc., Texas, Special
Facilities Revenue, (Federal Express Project) Series
1999 PA-460, AMT,
  3.80% 02/24/00.......................................    3/22/99      $30,530     $1.00     $30,530      1.4%       $30,530
Bexar County, Texas, Housing Finance Corporation,
  Multi-Family Housing Revenue, Series 1998 PT-1041,
  AMT,
  4.02% 06/01/35.......................................    6/26/99       10,190      1.00      10,190      0.5         10,190
Broward County, Florida, Housing Finance Authority,
  Multi-Family Housing Revenue, Series 1999 PT-1166,
  3.99% 12/01/25.......................................    7/01/99       11,790      1.00      11,790      0.5         11,790
Rockdale County, Georgia, Water and Sewer Authority,
  Capital Outlay Revenue, Series 1999,
  3.75% 12/15/99.......................................    2/15/99        7,750      1.00       7,750      0.3          7,750

TREASURY

                                                                                               FAIR     PERCENTAGE   HISTORICAL
                                                                       PAR VALUE    VALUE      VALUE      OF NET        COST
                                                         ACQUISITION    9/30/99    PER UNIT   9/30/99     ASSETS      9/30/99
SECURITY                                                    DATE         (000)     9/30/99     (000)     9/30/99       (000)
-------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Goldman Sachs and Company,
  5.50% 02/02/00.......................................     8/6/99      $95,000     $1.00     $95,000      4.5%       $95,000

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

PRIME

                                                                                               FAIR     PERCENTAGE   HISTORICAL
                                                                       PAR VALUE    VALUE      VALUE      OF NET        COST
                                                         ACQUISITION    9/30/99    PER UNIT   9/30/99     ASSETS      9/30/99
SECURITY                                                    DATE         (000)     9/30/99     (000)     9/30/99       (000)
-------------------------------------------------------------------------------------------------------------------------------
Allstate Life Insurance Company:
5.470% 10/01/99+++.....................................   11/01/98      $25,000     $1.00     $25,000      0.4%       $25,000
  5.470% 10/01/99+++...................................   12/01/98       25,000      1.00      25,000      0.4         25,000
Anchor National Life Insurance Company:
  5.409% 10/01/99+++...................................   12/01/98       25,000      1.00      25,000      0.4         25,000
  5.560% 10/01/99+++...................................    1/01/99       50,000      1.00      50,000      0.9         50,000
Commonwealth Life Insurance Company:
  5.550% 10/01/99+++...................................    3/05/99       50,000      1.00      50,000      0.9         50,000
  5.580% 10/01/99+++...................................    6/01/99       10,000      1.00      10,000      0.2         10,000
  5.580% 10/01/99+++...................................    8/02/99       62,000      1.00      62,000      1.1         62,000
First Allmerica Life Insurance Company,
  5.550% 11/24/99+++...................................    8/24/99       50,000      1.00      50,000      0.9         50,000
Life Insurance Company of Georgia,
  5.449% 10/01/99+++...................................    6/01/99       60,000      1.00      60,000      1.1         60,000
Peoples Security Life Insurance Company:
  5.480% 10/01/99+++...................................    7/05/99       20,000      1.00      20,000      0.4         20,000
  5.580% 10/01/99+++...................................    2/05/99       20,000      1.00      20,000      0.4         20,000
SMM Trust, Series 1999-B,
  5.449% 03/15/00......................................    3/02/99       50,000      1.00      50,000      0.9         50,000
Sun Life Insurance Company of America,
  5.439% 10/01/99+++...................................   10/01/98       50,000      1.00      50,000      0.9         50,000
Travelers Life Insurance Company,
  5.425% 10/01/99+++...................................    2/03/99       25,000      1.00      25,000      0.4         25,000

---------------

+++ Reset date

The following securities of the Prime Fund are restricted as to resale; however, they are considered liquid due to the put feature which allows the Fund to put the security back to the issuer at par value within seven calendar days.

                                                                                               FAIR     PERCENTAGE   HISTORICAL
                                                                       PAR VALUE    VALUE      VALUE      OF NET        COST
                                                         ACQUISITION    9/30/99    PER UNIT   9/30/99     ASSETS      9/30/99
SECURITY                                                    DATE         (000)     9/30/99     (000)     9/30/99       (000)
-------------------------------------------------------------------------------------------------------------------------------
Life Insurance Company of Virginia:
5.292% 10/01/99+++.....................................    3/01/99      $25,000     $1.00     $25,000      0.4%       $25,000
  5.292% 10/01/99+++...................................    2/01/99       25,000      1.00      25,000      0.4         25,000
  5.302% 10/01/99+++...................................    9/01/99       50,000      1.00      50,000      0.9         50,000
Metropolitan Life Insurance Company:
  5.590% 10/01/99+++...................................    9/29/99       45,000      1.00      45,000      0.8         45,000
  5.590% 10/01/99+++...................................    9/29/99       45,000      1.00      45,000      0.8         45,000
New York Life Insurance Company,
  5.379% 10/01/99+++...................................   11/10/98       50,000      1.00      50,000      0.9         50,000

---------------

+++ Reset date

6.  LINE OF CREDIT

The Trust and the Company each participate in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Fund maintains a ratio of no less than 4 to 1 net assets (not including amounts borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement.

For the six months ended September 30, 1999, there were no borrowings by the Funds under the Agreement.

NATIONS FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

7.  CAPITAL LOSS CARRYFORWARD

At March 31, 1999, the Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

                                                              2002     2003     2004     2005     2006     2007
                                                              (000)    (000)    (000)    (000)    (000)    (000)
                                                              --------------------------------------------------
Treasury....................................................   $16     $ 26      $95     $ 31      $14      $ 9
Government Money Market.....................................    --       59        2       --       --       --
Prime.......................................................    --      131       35      436       23       --

8.  REORGANIZATIONS

On May 15, 1998, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and certain liabilities of The Emerald Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The value of shares issued by the Acquiring Fund is presented in the Schedules of capital stock activity. Net assets as of the reorganization date were as follows:

                                                                                                           TOTAL NET ASSETS
                                                              TOTAL NET ASSETS      TOTAL NET ASSETS       OF ACQUIRING FUND
                                                              OF ACQUIRED FUND      OF ACQUIRING FUND      AFTER ACQUISITION
ACQUIRING FUND                      ACQUIRED FUND                  (000)                  (000)                  (000)
----------------------------------------------------------------------------------------------------------------------------
Tax Exempt                    Emerald Tax-Exempt Fund            $  170,700            $2,426,697             $2,597,397
Prime                         Emerald Prime Fund                  2,174,402             5,517,462              7,691,864
Treasury                      Emerald Treasury Fund                 875,235             2,468,080              3,343,315

On June 19, 1998, the Tax Exempt Fund ("Acquiring Fund"), acquired the assets of the Common Trust Municipal Temp Fund ("Acquired Fund"), a common trust fund managed by NationsBank, N.A., in a tax-free exchange for shares of the Acquiring Fund. The value of shares issued by the Acquiring Fund is presented in the Schedules of capital stock activity. Net assets as of the conversion date were as follows:

                                           TOTAL NET ASSETS OF
  TOTAL NET ASSETS    TOTAL NET ASSETS       ACQUIRING FUND
  OF ACQUIRED FUND    OF ACQUIRING FUND     AFTER CONVERSION
       (000)                (000)                 (000)
  ------------------------------------------------------------
      $52,112            $2,597,973            $2,650,085

                                    P.O. Box 34602
                                    Charlotte, NC  28234-4602
                                    Toll free 1.800.982.2271


Nations Funds








SAR4 991400 (9/99)